UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

November 30, 2023
Virtus Stone Harbor Emerging Markets Bond Fund
Virtus Stone Harbor Emerging Markets Debt Allocation Fund*
Virtus Stone Harbor Emerging Markets Debt Income Fund
Virtus Stone Harbor High Yield Bond Fund*
Virtus Stone Harbor Local Markets Fund
Virtus Stone Harbor Strategic Income Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended November 30, 2023.
Please note that as of December 13, 2023, Virtus Stone Harbor Emerging Markets Debt Allocation Fund and Virtus Stone Harbor High Yield Bond Fund were liquidated, and Virtus Stone Harbor Strategic Income Fund will be liquidated effective January 30, 2024. We considered numerous factors, including the funds’ levels of assets under management and economic viability, when making the decisions to recommend the liquidation of these funds.
During the six-month period, inflation began to slow while the U.S. economy demonstrated continued resilience. The efforts of the Federal Reserve (the “Fed”) and other central banks to manage inflation appeared more likely to generate an economic “soft landing.” As the reporting period came to a close, however, concerns that interest rates might remain higher for longer began to weigh on markets, causing the rally to lose steam.
Domestic equity indexes posted positive returns for the six months ended November 30, 2023. U.S. large-capitalization stocks rose 10.17%, as measured by the S&P 500® Index, while small-cap stocks, as measured by the Russell 2000® Index, returned 4.24%. International equities lagged the U.S. somewhat, with developed markets, as measured by the MSCI EAFE® Index (net), up 5.12%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 4.60%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 4.37% on November 30, 2023, from 3.64% on May 31, 2023, as the Fed continued its efforts to tamp down inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 0.80% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, returned 5.52%.
For the six-month period, the three sectors of emerging markets debt returned 4.18% for hard currency sovereign debt, as represented by the JPMorgan EMBI Global Diversified Index, 4.61% for local currency sovereign debt, as represented by the JPMorgan GBI-EM Global Diversified Index, and 3.22% for corporate debt, as represented by the JPMorgan CEMBI Broad Diversified Index.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Trustee, Virtus Funds
January 2024
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF June 1, 2023 TO November 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses.
Class I shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see
Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Stone Harbor Emerging Markets Bond Fund
	Class A	$ 1,000.00	$ 1,042.20	1.25%	$ 6.38
	Class I	1,000.00	1,043.80	1.00	5.11
Stone Harbor Emerging Markets Debt Allocation Fund
	Class A	1,000.00	1,057.60	0.25	1.29
	Class I	1,000.00	1,060.60	0.00	0.00
Stone Harbor Emerging Markets Debt Income Fund
	Class A	1,000.00	1,075.40	1.01	5.24
	Class I	1,000.00	1,077.40	0.73	3.79
Stone Harbor High Yield Bond Fund
	Class A	1,000.00	1,055.90	0.90	4.63
	Class I	1,000.00	1,058.30	0.65	3.34
Stone Harbor Local Markets Fund
	Class A	1,000.00	1,044.20	1.25	6.39
	Class I	1,000.00	1,045.30	1.00	5.11
Stone Harbor Strategic Income Fund
	Class A	1,000.00	1,039.50	0.50	2.55
	Class I	1,000.00	1,042.00	0.25	1.28

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF June 1, 2023 TO November 30, 2023
		Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Stone Harbor Emerging Markets Bond Fund
	Class A	$ 1,000.00	$ 1,018.75	1.25%	$ 6.31
	Class I	1,000.00	1,020.00	1.00	5.05
Stone Harbor Emerging Markets Debt Allocation Fund
	Class A	1,000.00	1,023.75	0.25	1.26
	Class I	1,000.00	1,025.00	0.00	0.00
Stone Harbor Emerging Markets Debt Income Fund
	Class A	1,000.00	1,019.95	1.01	5.10
	Class I	1,000.00	1,021.35	0.73	3.69
Stone Harbor High Yield Bond Fund
	Class A	1,000.00	1,020.50	0.90	4.55
	Class I	1,000.00	1,021.75	0.65	3.29
Stone Harbor Local Markets Fund
	Class A	1,000.00	1,018.75	1.25	6.31
	Class I	1,000.00	1,020.00	1.00	5.05
Stone Harbor Strategic Income Fund
	Class A	1,000.00	1,022.50	0.50	2.53
	Class I	1,000.00	1,023.75	0.25	1.26

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
November 30, 2023
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The target interest rate set by the Fed at which commercial banks borrow and lend their extra reserves to one another overnight.
Federal Reserve (the “Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“FNMA” or “Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Government National Mortgage Association (“GNMA” or “Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Hard Currency
Hard currency refers to a currency that is generally issued by developed countries, globally traded, and seen as politically and economically stable. Generally, when a fund invests in hard currency sovereign debt, that debt is denominated in U.S. dollars.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
J.P. Morgan CEMBI Broad Diversified Index
The J.P. Morgan CEMBI Broad Diversified Index tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in emerging market countries and consists of an investable universe of corporate bonds. The minimum amount outstanding required is $300 million for the J.P. Morgan CEMBI Broad Diversified. The J.P. Morgan CEMBI Broad Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
J.P. Morgan EMBI Global Diversified Index
The J.P. Morgan EMBI Global Diversified (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts outstanding. The Index tracks total returns for traded external debt instruments in the emerging markets. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
November 30, 2023
J.P. Morgan GBI-EM Global Diversified Index
The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Markit CDX® Emerging Markets Index (“CDX.EM”)
CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.
Markit North American High Yield CDX Index (“CDX.NA.HY”)
CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings that trade in the credit default swap market as published by Markit from time to time.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
November 30, 2023
For each Fund, the following tables present asset allocations within certain industries as a percentage of total investments as of November 30, 2023.
Stone Harbor Emerging Markets Bond Fund
Corporate Bonds and Notes		97%
Financial & Lease	19%
Electric	14
Exploration & Production	14
Gaming	8
Wireless	7
Metals, Mining & Steel	6
Midstream	5
Technology	3
Retail Food & Drug	2
Media Cable	2
All other Corporate Bonds and Notes	17
Short-Term Investment		3
Total		100%
Stone Harbor Emerging Markets Debt Allocation Fund
Affiliated Mutual Funds	100%
Total	100%

Stone Harbor Emerging Markets Debt Income Fund
Foreign Government Securities		68%
Corporate Bonds and Notes		27
Exploration & Production	11%
Electric	4
Financial & Lease	2
Financials	2
Metals, Mining & Steel	2
All other Corporate Bonds and Notes	6
Affiliated Mutual Funds		4
Credit Linked Notes		1
Total		100%
Stone Harbor High Yield Bond Fund
Corporate Bonds and Notes		99%
Media Cable	8%
Financial & Lease	8
Health Care	8
Midstream	7
Exploration & Production	6
Leisure	5
Chemicals	5
Media Other	5
Industrial Other	4
Drillers & Services	4
All other Corporate Bonds and Notes	39
Short-Term Investment		1
Total		100%

Stone Harbor Local Markets Fund
Foreign Government Securities		95%
Corporate Bonds and Notes		4
Financial & Lease	4%
Short-Term Investment		1
Total		100%
Stone Harbor Strategic Income Fund
Affiliated Mutual Funds		67%
Corporate Bonds and Notes		16
Financial & Lease	7%
All other Corporate Bonds and Notes	9
Mortgage-Backed Securities		10
Agency	8
Non-Agency	2
U.S. Government Securities		7
Total		100%

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—93.6%
Argentina—1.6%
MSU Energy S.A. 144A 6.875%, 2/1/25(1)	$ 56	$ 40
YPF S.A.
144A 8.500%, 7/28/25(1)	48	46
RegS 8.500%, 7/28/25(2)	19	18
RegS 6.950%, 7/21/27(2)	82	69
		173

Brazil—5.4%
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(1)	13	9
BRF S.A. 144A 5.750%, 9/21/50(1)	63	42
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(1)	56	49
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(1)	85	74
JBS USA LUX S.A. 4.375%, 2/2/52	62	43
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	46	35
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(1)	57	45
MV24 Capital B.V. 144A 6.748%, 6/1/34(1)	38	34
Petrobras Global Finance B.V. 6.900%, 3/19/49	40	37
Rumo Luxembourg S.a.r.l. 144A 4.200%, 1/18/32(1)	58	47
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	82	68
Suzano Austria GmbH 3.750%, 1/15/31	49	41
Usiminas International S.a.r.l. 144A 5.875%, 7/18/26(1)	38	37
		561

Chile—2.4%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(1)	140	123
Banco de Chile RegS 2.990%, 12/9/31(2)	61	50
Celulosa Arauco y Constitucion S.A. 144A 5.500%, 4/30/49(1)	68	52
Cencosud S.A.
144A 5.150%, 2/12/25(1)	19	19
144A 4.375%, 7/17/27(1)	14	13
		257

China—4.6%
Bank of China Ltd. RegS 5.000%, 11/13/24(2)	46	46
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(1)	66	61
Huarong Finance 2019 Co., Ltd. (SOFR + 1.512%) RegS 6.858%, 2/24/25(2)(3)	200	197
	Par Value	Value

China—continued
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	$ 14	$ 11
144A 3.240%, 6/3/50(1)	14	9
RegS 3.975%, 4/11/29(2)	175	163
		487

Colombia—3.6%
AI Candelaria Spain S.A.
144A 7.500%, 12/15/28(1)	27	26
144A 5.750%, 6/15/33(1)	66	48
Ecopetrol S.A.
5.375%, 6/26/26	29	28
7.375%, 9/18/43	73	62
Geopark Ltd. 144A 5.500%, 1/17/27(1)	61	53
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(1)	97	83
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(1)	99	79
		379

Ghana—2.0%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(2)	110	100
Tullow Oil plc 144A 7.000%, 3/1/25(1)	115	105
		205

Guatemala—1.4%
CT Trust 144A 5.125%, 2/3/32(1)	83	69
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	81	74
		143

Hong Kong—5.2%
CK Hutchison International 21 Ltd. RegS 1.500%, 4/15/26(2)	70	64
Goodman HK Finance RegS 3.000%, 7/22/30(2)	200	165
Standard Chartered plc
144A 6.301%, 1/9/29(1)	80	80
144A 2.678%, 6/29/32(1)	25	20
RegS 6.000%(2)(4)	16	15
Towngas Finance Ltd. RegS 4.750% (2)(4)	200	198
		542

India—7.6%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(1)	100	78
Adani Green Energy Ltd. 144A 4.375%, 9/8/24(1)	90	86
Adani Ports & Special Economic Zone Ltd. RegS 3.375%, 7/24/24(2)	27	26
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(1)	23	20
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value	Value

India—continued
Bharti Airtel Ltd. RegS 4.375%, 6/10/25(2)	$ 15	$ 15
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(1)	47	42
Greenko Dutch B.V. 144A 3.850%, 3/29/26(1)	59	54
HDFC Bank Ltd. RegS 3.700% (2)(4)	200	179
JSW Hydro Energy Ltd. RegS 4.125%, 5/18/31(2)	48	41
JSW Steel Ltd. RegS 3.950%, 4/5/27(2)	51	46
Network i2i Ltd. 144A 5.650% (1)(4)	120	118
Reliance Industries Ltd. RegS 3.625%, 1/12/52(2)	43	29
Summit Digitel Infrastructure Ltd. RegS 2.875%, 8/12/31(2)	60	47
Vedanta Resources Finance II plc 144A 8.950%, 3/11/25(1)	19	14
		795

Indonesia—5.3%
Freeport Indonesia PT RegS 5.315%, 4/14/32(2)	175	165
Indika Energy Capital IV Pte Ltd.
144A 8.250%, 10/22/25(1)	6	6
RegS 8.250%, 10/22/25(2)	140	139
Indonesia Asahan Aluminium PT 144A 5.450%, 5/15/30(1)	40	39
Medco Maple Tree Pte Ltd. 144A 8.960%, 4/27/29(1)	45	45
Minejesa Capital B.V. 144A 4.625%, 8/10/30(1)	165	153
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	5	4
		551

Israel—3.5%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	31	26
Energian Israel Finance Ltd.
144A, RegS 4.875%, 3/30/26(1)(2)	41	37
144A, RegS 5.375%, 3/30/28(1)(2)	133	116
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(1)(2)	43	39
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	164	149
		367

Jamaica—0.1%
Digicel International Finance Ltd. Series 1441 144A 8.750%, 5/25/24(1)	16	15
Kazakhstan—1.5%
KazMunayGas National Co. JSC RegS 3.500%, 4/14/33(2)	200	155
	Par Value	Value

Macau—5.7%
Melco Resorts Finance Ltd.
144A 5.750%, 7/21/28(1)	$ 32	$ 28
RegS 5.625%, 7/17/27(2)	37	33
RegS 5.750%, 7/21/28(2)	50	44
RegS 5.375%, 12/4/29(2)	30	25
MGM China Holdings Ltd. RegS 5.875%, 5/15/26(2)	53	51
Sands China Ltd.
5.650%, 8/8/28	40	38
3.500%, 8/8/31	185	147
Studio City Co., Ltd. 144A 7.000%, 2/15/27(1)	54	51
Studio City Finance Ltd.
144A 6.000%, 7/15/25(1)	79	77
144A 5.000%, 1/15/29(1)	138	107
		601

Malaysia—2.2%
Gohl Capital Ltd. RegS 4.250%, 1/24/27(2)	200	188
Resorts World Las Vegas LLC RegS 4.625%, 4/6/31(2)	50	39
		227

Mexico—8.0%
Banco Mercantil del Norte S.A.
144A 6.750%(1)(4)	57	55
144A 7.500%(1)(4)	43	39
BBVA Bancomer S.A.
144A 5.125%, 1/18/33(1)	65	58
RegS 5.350%, 11/12/29(2)	32	31
Braskem Idesa SAPI 144A 6.990%, 2/20/32(1)	25	16
Cemex SAB de C.V.
144A 5.125%(1)(4)	57	53
144A 9.125%(1)(4)	38	40
144A 3.875%, 7/11/31(1)	54	45
Cometa Energia S.A. de C.V. 144A 6.375%, 4/24/35(1)	45	42
Grupo Aeromexico SAB de C.V. 144A 8.500%, 3/17/27(1)	98	93
Petroleos Mexicanos
6.625%, 6/15/35	91	63
7.690%, 1/23/50	48	32
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(2)	54	44
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(1)	118	104
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(1)	47	42
Southern Copper Corp. 6.750%, 4/16/40	34	36
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(1)	53	45
		838

Morocco—0.4%
OCP S.A. 144A 3.750%, 6/23/31(1)	55	45

See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value	Value

Nigeria—1.6%
Access Bank plc 144A 6.125%, 9/21/26(1)	$ 92	$ 79
Africa Finance Corp. 144A 2.875%, 4/28/28(1)	55	46
IHS Holding Ltd. 144A 6.250%, 11/29/28(1)	20	16
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	36	31
		172

Oman —0.4%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(1)	41	40
Peru—1.9%
Banco Internacional del Peru SAA Interbank RegS 4.000%, 7/8/30(2)	43	40
Inkia Energy Ltd. 144A 5.875%, 11/9/27(1)	112	106
Kallpa Generacion S.A. 144A 4.125%, 8/16/27(1)	53	49
		195

Philippines—1.9%
Royal Capital B.V. RegS 4.875% (2)(4)	200	198
Saudi Arabia—3.3%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(1)	103	98
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(1)	66	55
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	26	26
Saudi Arabian Oil Co.
144A 3.500%, 4/16/29(1)	40	37
144A 4.375%, 4/16/49(1)	65	51
TMS Issuer S.a.r.l. 144A 5.780%, 8/23/32(1)	75	76
		343

Singapore—1.9%
BOC Aviation Ltd. (3 month LIBOR + 1.300%) RegS 6.929%, 5/21/25(2)(3)	200	200
South Africa—4.4%
Anglo American Capital plc
144A 2.625%, 9/10/30(1)	10	8
RegS 2.625%, 9/10/30(2)	8	7
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	117	116
Prosus N.V.
144A 3.832%, 2/8/51(1)	164	97
RegS 3.257%, 1/19/27(2)	51	46
RegS 3.680%, 1/21/30(2)	19	16
RegS 3.061%, 7/13/31(2)	47	36
	Par Value	Value

South Africa—continued
Sasol Financing USA LLC 4.375%, 9/18/26	$ 152	$ 139
		465

South Korea—2.8%
LG Chem Ltd. RegS 2.375%, 7/7/31(2)	40	32
Shinhan Bank Co., Ltd. RegS 3.875%, 3/24/26(2)	60	57
Woori Bank
RegS 4.250%(2)(4)	150	145
RegS 4.750%, 4/30/24(2)	60	60
		294

Taiwan—1.0%
TSMC Arizona Corp.
3.875%, 4/22/27	14	14
4.125%, 4/22/29	23	22
TSMC Global Ltd.
RegS 1.375%, 9/28/30(2)	35	28
RegS 2.250%, 4/23/31(2)	48	39
		103

Tanzania—1.0%
HTA Group Ltd. 144A 7.000%, 12/18/25(1)	104	102
Thailand—1.9%
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	150	129
PTT Treasury Center Co., Ltd. 144A 4.500%, 10/25/42(1)	52	43
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(2)	40	32
		204

Turkey—2.9%
Akbank TAS 144A 5.125%, 3/31/25(1)	15	15
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(1)	62	55
Turkcell Iletisim Hizmetleri AS 144A 5.750%, 10/15/25(1)	85	82
Turkiye Garanti Bankasi AS 144A 7.177%, 5/24/27(1)	30	29
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(1)	118	119
		300

Ukraine—0.8%
Metinvest B.V. 144A 7.750%, 10/17/29(1)	75	44
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(1)(5)	55	41
		85

See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value	Value

United Arab Emirates—5.2%
Abu Dhabi Crude Oil Pipeline LLC 144A 3.650%, 11/2/29(1)	$ 30	$ 28
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(1)	155	150
DP World Ltd. 144A 4.700%, 9/30/49(1)	149	115
Galaxy Pipeline Assets Bidco Ltd. 144A 1.750%, 9/30/27(1)	54	50
MAF Global Securities Ltd. RegS 7.875% (2)(4)	200	199
		542

Vietnam—1.4%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	155	142
Zambia—0.7%
First Quantum Minerals Ltd.
144A 6.875%, 3/1/26(1)	50	43
144A 8.625%, 6/1/31(1)	33	27
		70

Total Corporate Bonds and Notes (Identified Cost $10,205)		9,796

Total Long-Term Investments—93.6% (Identified Cost $10,205)		9,796

	Shares
Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.237%)(6)	324,468	324
Total Short-Term Investment (Identified Cost $324)		324

TOTAL INVESTMENTS—96.7% (Identified Cost $10,529)		$10,120
Other assets and liabilities, net—3.3%		349
NET ASSETS—100.0%		$10,469
Abbreviations:
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities amounted to a value of $5,428 or 51.9% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Variable rate security. Rate disclosed is as of November 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Mexico	8%
India	8
Macau	6
Brazil	6
Indonesia	5
United Arab Emirates	5
Hong Kong	5
Other	57
Total	100%
† % of total investments as of November 30, 2023.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of November 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$ 9,796	$ —	$9,796
Money Market Mutual Fund	324	324	—
Total Investments	$10,120	$324	$9,796
There were no securities valued using significant unobservable inputs (Level 3) at November 30, 2023.
There were no transfers into or out of Level 3 related to securities held at November 30, 2023.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds—97.0%
Fixed Income Funds—97.0%
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I(1)(2)	123,180	$ 860
Virtus Stone Harbor Local Markets Fund Class I(1)(2)(3)	112,506	908
Total Affiliated Mutual Funds (Identified Cost $1,653)		1,768

Total Long-Term Investments—97.0% (Identified Cost $1,653)		1,768

TOTAL INVESTMENTS—97.0% (Identified Cost $1,653)		$1,768
Other assets and liabilities, net—3.0%		54
NET ASSETS—100.0%		$1,822
Footnote Legend:
(1)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of November 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2023	Level 1 Quoted Prices
Assets:
Affiliated Mutual Funds	$1,768	$1,768
Total Investments	$1,768	$1,768
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at November 30, 2023.
There were no transfers into or out of Level 3 related to securities held at November 30, 2023.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—66.4%
Angola —1.7%
Republic of Angola
144A 8.000%, 11/26/29(2)	$ 732	$ 612
144A 8.750%, 4/14/32(2)	1,419	1,183
Republic of Angola Via Avenir II B.V. (6 month LIBOR + 4.500%) RegS 10.163%, 12/7/23(3)(4)(5)	445	444
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	3,595	3,332
		5,571

Argentina—1.5%
Provincia De Buenos Aires RegS 6.375%, 9/1/37(4)(5)	3,369	1,238
Republic of Argentina
0.750%, 7/9/30(5)	7,105	2,629
3.625%, 7/9/35(5)	3,364	1,085
		4,952

Armenia—0.6%
Republic of Armenia RegS 3.600%, 2/2/31(4)	2,382	1,856
Azerbaijan—0.4%
Republic of Azerbaijan 144A 3.500%, 9/1/32(2)	1,434	1,192
Bahrain—2.4%
Kingdom of Bahrain
144A 5.625%, 9/30/31(2)	380	347
144A 5.250%, 1/25/33(2)	3,200	2,760
144A 5.625%, 5/18/34(2)	4,538	3,959
RegS 5.625%, 9/30/31(4)	1,000	914
		7,980

Brazil—1.9%
Federative Republic of Brazil
4.625%, 1/13/28	228	223
6.000%, 10/20/33	1,069	1,038
5.000%, 1/27/45	1,987	1,525
5.625%, 2/21/47	61	50
4.750%, 1/14/50	4,862	3,501
		6,337

Chile—2.6%
Republic of Chile
2.550%, 7/27/33	5,723	4,553
3.500%, 1/31/34	2,781	2,380
4.950%, 1/5/36	1,074	1,018
	Par Value(1)	Value

Chile—continued
3.860%, 6/21/47	$ 670	$ 514
		8,465

Colombia—2.8%
Republic of Colombia
4.500%, 3/15/29	4,368	3,909
3.250%, 4/22/32	3	2
8.000%, 11/14/35	1,027	1,061
6.125%, 1/18/41	2,194	1,822
4.125%, 2/22/42	158	103
5.200%, 5/15/49	2,351	1,658
3.875%, 2/15/61	925	514
		9,069

Costa Rica—1.3%
Costa Rica Government
144A 6.550%, 4/3/34(2)	2,516	2,529
144A 7.300%, 11/13/54(2)	870	889
RegS 6.550%, 4/3/34(4)	830	834
		4,252

Dominican Republic—2.0%
Dominican Republic
144A 4.875%, 9/23/32(2)	1,999	1,720
RegS 5.500%, 2/22/29(4)	388	366
RegS 5.300%, 1/21/41(4)	2,810	2,255
RegS 7.450%, 4/30/44(4)	1,906	1,878
RegS 6.500%, 2/15/48(4)	429	380
		6,599

Ecuador—1.1%
Republic of Ecuador
144A 0.000%, 7/31/30(2)(6)	2,403	652
144A 6.000%, 7/31/30(2)(5)	1,168	537
RegS 6.000%, 7/31/30(4)(5)	1,179	542
RegS 3.500%, 7/31/35(4)(5)	3,670	1,285
RegS 2.500%, 7/31/40(4)(5)	1,640	507
		3,523

Egypt—2.2%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)	183	142
144A 5.800%, 9/30/27(2)	722	512
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Egypt—continued
144A 5.875%, 2/16/31(2)	$ 1	$ 1
144A 6.375%, 4/11/31(2)	5,493 EUR	3,542
144A 8.500%, 1/31/47(2)	1,347	766
144A 7.903%, 2/21/48(2)	637	349
144A 7.500%, 2/16/61(2)	646	348
RegS 4.750%, 4/16/26(4)	257 EUR	217
RegS 5.625%, 4/16/30(4)	1,422 EUR	929
RegS 8.700%, 3/1/49(4)	847	485
		7,291

El Salvador—0.7%
Republic of El Salvador
RegS 8.625%, 2/28/29(4)	1	1
RegS 9.500%, 7/15/52(4)	3,145	2,464
		2,465

Ethiopia—0.5%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)	2,917	1,779
Gabon—0.6%
Republic of Gabon
144A 6.950%, 6/16/25(2)	1,191	1,093
144A 7.000%, 11/24/31(2)	1,206	943
		2,036

Ghana—1.7%
Republic of Ghana
144A 10.750%, 10/14/30(2)	1,001	623
144A 8.950%, 3/26/51(2)(7)	405	172
RegS 6.375%, 2/11/27(4)(7)	469	206
RegS 7.625%, 5/16/29(4)(7)	596	256
RegS 10.750%, 10/14/30(4)	2,042	1,271
RegS 8.625%, 4/7/34(4)(7)	1,032	441
RegS 8.627%, 6/16/49(4)(7)	527	222
RegS 8.950%, 3/26/51(4)(7)	5,315	2,259
		5,450

	Par Value(1)	Value

Guatemala—1.4%
Republic of Guatemala
144A 3.700%, 10/7/33(2)	$ 4,721	$ 3,652
144A 6.600%, 6/13/36(2)	1,074	1,035
		4,687

Honduras—0.1%
Honduras Government RegS 5.625%, 6/24/30(4)	302	257
Hungary—1.7%
Hungary Government International Bond
144A 6.125%, 5/22/28(2)	685	696
RegS 2.125%, 9/22/31(4)	2,515	1,933
RegS 1.750%, 6/5/35(4)	1,796 EUR	1,383
RegS 1.500%, 11/17/50(4)	1,207 EUR	665
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	974	967
		5,644

India—0.3%
Export-Import Bank India RegS 5.500%, 1/18/33(4)	887	876
Indonesia—2.1%
Republic of Indonesia
4.650%, 9/20/32	2,659	2,550
4.850%, 1/11/33	311	304
4.300%, 3/31/52	1,048	870
144A 5.250%, 1/8/47(2)	439	422
RegS 6.750%, 1/15/44(4)	927	1,052
RegS 5.125%, 1/15/45(4)	1,727	1,647
		6,845

Ivory Coast—0.5%
Ivory Coast Government International Bond
RegS 4.875%, 1/30/32(4)	352 EUR	310
RegS 6.125%, 6/15/33(4)	588	519
RegS 6.625%, 3/22/48(4)	1,000 EUR	808
		1,637

Jordan—0.6%
Kingdom of Jordan
144A 7.500%, 1/13/29(2)	765	757

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Jordan—continued
RegS 7.375%, 10/10/47(4)	$ 1,394	$ 1,206
		1,963

Kenya—0.7%
Republic of Kenya
144A 8.000%, 5/22/32(2)	2,390	2,013
RegS 7.250%, 2/28/28(4)	471	406
		2,419

Lebanon—0.3%
Lebanese Republic
6.375%, 3/9/20(7)	2,089	115
6.250%, 5/27/22(7)	6,726	370
6.400%, 5/26/23(7)	1,368	75
RegS 5.800%, 4/14/20(4)(7)	1,612	89
RegS 8.250%, 4/12/21(4)(7)	3,856	211
		860

Mexico—1.3%
United Mexican States
3.500%, 2/12/34	568	462
6.350%, 2/9/35	979	987
2.250%, 8/12/36	1,405 EUR	1,130
5.000%, 4/27/51	708	574
3.771%, 5/24/61	952	601
3.750%, 4/19/71	700	434
		4,188

Mongolia—0.1%
Mongolia Government International Bond 144A 8.650%, 1/19/28(2)	474	487
Morocco—0.5%
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	1,034	812
144A 6.500%, 9/8/33(2)	846	855
		1,667

Mozambique—0.1%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	490	391
Nigeria—2.1%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	1,476	1,306
144A 6.125%, 9/28/28(2)	2,969	2,516
RegS 8.747%, 1/21/31(4)	1,145	1,031
	Par Value(1)	Value

Nigeria—continued
RegS 7.375%, 9/28/33(4)	$ 1,129	$ 894
RegS 7.696%, 2/23/38(4)	1,401	1,060
		6,807

Oman —3.3%
Oman Government International Bond
144A 6.750%, 10/28/27(2)	1,118	1,163
144A 5.625%, 1/17/28(2)	5,541	5,535
144A 6.000%, 8/1/29(2)	1,170	1,185
144A 7.375%, 10/28/32(2)	1,262	1,389
144A 6.500%, 3/8/47(2)	1,565	1,499
		10,771

Pakistan—1.1%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	4,708	3,225
144A 6.875%, 12/5/27(2)	465	303
		3,528

Panama—2.6%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,659	2,012
Republic of Panama
3.160%, 1/23/30	3,724	3,048
6.700%, 1/26/36	746	709
6.853%, 3/28/54	1,581	1,397
3.870%, 7/23/60	1,637	919
4.500%, 1/19/63	950	585
		8,670

Papua New Guinea —0.1%
Papua New Guinea Government International Bond 144A 8.375%, 10/4/28(2)	449	417
Paraguay—0.7%
Republic of Paraguay
144A 5.850%, 8/21/33(2)	1,251	1,210
RegS 4.950%, 4/28/31(4)	1,051	991
		2,201

Peru—1.2%
Republic of Peru
2.844%, 6/20/30	782	674
2.783%, 1/23/31	25	21
8.750%, 11/21/33	733	891
3.000%, 1/15/34	430	345

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Peru—continued
2.780%, 12/1/60	$ 3,727	$ 2,145
		4,076

Philippines—1.7%
Republic of Philippines
5.000%, 7/17/33	2,462	2,434
2.650%, 12/10/45	2,125	1,371
5.500%, 1/17/48	1,900	1,869
		5,674

Poland—0.9%
Republic of Poland
4.875%, 10/4/33	2,356	2,280
5.500%, 4/4/53	691	663
		2,943

Qatar—3.5%
State of Qatar
144A 3.750%, 4/16/30(2)	4,352	4,123
144A 5.750%, 1/20/42(2)	1,580	1,618
144A 5.103%, 4/23/48(2)	2,157	1,994
144A 4.400%, 4/16/50(2)	3,966	3,323
RegS 4.400%, 4/16/50(4)	687	576
		11,634

Romania—1.6%
Romania Government International Bond
144A 5.500%, 9/18/28(2)	1,580 EUR	1,713
144A 7.125%, 1/17/33(2)	86	89
144A 3.375%, 2/8/38(2)	833 EUR	655
144A 2.750%, 4/14/41(2)	1,171 EUR	776
144A 2.875%, 4/13/42(2)	848 EUR	565
RegS 4.125%, 3/11/39(4)	647 EUR	539
RegS 5.125%, 6/15/48(4)	668	531
RegS 4.000%, 2/14/51(4)	460	305
		5,173

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(7)(8)	100	38
Saudi Arabia—2.6%
Saudi International Bond
144A 4.375%, 4/16/29(2)	3,439	3,336
	Par Value(1)	Value

Saudi Arabia—continued
144A 5.500%, 10/25/32(2)	$ 1,544	$ 1,584
144A 2.250%, 2/2/33(2)	2,490	1,970
144A 4.500%, 10/26/46(2)	1,449	1,174
RegS 3.750%, 1/21/55(4)	902	618
		8,682

Serbia—0.4%
Republic of Serbia
144A 6.500%, 9/26/33(2)	425	419
RegS 2.125%, 12/1/30(4)	419	321
RegS 6.500%, 9/26/33(4)	694	685
		1,425

South Africa—1.6%
Republic of South Africa
4.300%, 10/12/28	378	340
5.875%, 4/20/32	4,652	4,173
7.300%, 4/20/52	921	794
		5,307

Sri Lanka—0.9%
Republic of Sri Lanka
RegS 6.350%, 6/28/24(4)(7)	1,194	606
RegS 6.200%, 5/11/27(4)(7)	3,068	1,538
RegS 7.550%, 3/28/30(4)(7)	1,860	928
		3,072

Tunisia—0.0%
Tunisian Republic 144A 6.375%, 7/15/26(2)	100 EUR	73
Turkey—4.5%
Hazine Mustesarligi Varl
144A 8.509%, 1/14/29(2)	1,432	1,450
RegS 9.758%, 11/13/25(4)	1,160	1,212
Republic of Turkiye
9.875%, 1/15/28	1,463	1,571
9.375%, 3/14/29	3,487	3,692
9.125%, 7/13/30	671	702
5.750%, 5/11/47	8,559	6,045
		14,672

Ukraine—0.6%
Ukraine Government Bond
144A 7.750%, 9/1/27(2)(7)	437	119

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Ukraine—continued
144A 9.750%, 11/1/30(2)(7)	$ 2,206	$ 631
144A 6.876%, 5/21/31(2)(7)	1,198	280
RegS 7.750%, 9/1/29(4)(7)	3,258	900
RegS 9.750%, 11/1/30(4)(7)	272	78
		2,008

United Arab Emirates—2.1%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(2)	3,263	2,981
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	2,785	1,727
UAE International Government Bond RegS 4.050%, 7/7/32(4)	2,417	2,302
		7,010

Uruguay—0.4%
Republica Orient Uruguay
5.100%, 6/18/50	764	716
4.975%, 4/20/55	713	649
		1,365

Venezuela—0.5%
Republic of Venezuela RegS 7.750%, 10/13/19(4)(7)	12,291	1,586
Zambia—0.3%
Republic of Zambia
144A 5.375%, 9/20/24(2)(7)	1,488	804
RegS 8.500%, 4/14/24(4)(7)	509	309
		1,113

Total Foreign Government Securities (Identified Cost $231,719)		218,983

Corporate Bonds and Notes—26.5%
Argentina—0.2%
MSU Energy S.A. 144A 6.875%, 2/1/25(2)	182	128
YPF S.A. 144A 8.750%, 4/4/24(2)	389	373
		501

Azerbaijan—0.7%
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	2,441	2,465
Brazil—0.5%
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(2)	384	337
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(2)	305	264
	Par Value(1)	Value

Brazil—continued
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	$ 468	$ 353
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	868	780
		1,734

Chile—1.2%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(2)	576	504
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	2,038	1,995
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,491	1,406
		3,905

China—0.2%
Huarong Finance II Co., Ltd.
RegS 4.625%, 6/3/26(4)	200	187
RegS 4.875%, 11/22/26(4)	200	187
Longfor Group Holdings Ltd. RegS 3.950%, 9/16/29(4)	500	259
		633

Colombia—0.7%
AI Candelaria Spain S.A. RegS 5.750%, 6/15/33(4)	1,044	765
Banco Davivienda S.A. 144A 6.650% (2)(9)	75	50
Geopark Ltd. 144A 5.500%, 1/17/27(2)	459	397
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	511	438
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	922	733
		2,383

Georgia—0.1%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	514	443
Ghana—0.5%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	798	729
Tullow Oil plc RegS 7.000%, 3/1/25(4)	1,139	1,038
		1,767

India—0.7%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	229
Adani Green Energy Ltd. RegS 4.375%, 9/8/24(4)	500	476
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	294	215
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(2)	410	366
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(2)	150	134

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value

India—continued
Greenko Dutch B.V.
144A 3.850%, 3/29/26(2)	$ 202	$ 184
RegS 3.850%, 3/29/26(4)	215	196
Network i2i Ltd.
144A 5.650%(2)(9)	526	516
RegS 5.650%(4)(9)	50	49
		2,365

Indonesia—2.2%
Freeport Indonesia PT RegS 5.315%, 4/14/32(4)	213	201
Indika Energy Capital III Pte Ltd. RegS 5.875%, 11/9/24(4)	311	309
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	3,499	3,044
Medco Maple Tree Pte Ltd. 144A 8.960%, 4/27/29(2)	250	248
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	1,265	1,031
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	842	811
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
RegS 5.250%, 10/24/42(4)	808	699
RegS 4.875%, 7/17/49(4)	1,048	831
		7,174

Israel—0.2%
Energian Israel Finance Ltd. 144A, RegS 4.875%, 3/30/26(2)(4)	321	293
Leviathan Bond Ltd. 144A, RegS 6.125%, 6/30/25(2)(4)	345	333
		626

Jamaica—0.1%
Digicel International Finance Ltd. 144A 8.750%, 5/25/24(2)	330	303
Kazakhstan—1.5%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(2)	2,199	1,709
144A 5.750%, 4/19/47(2)	1,875	1,490
RegS 3.500%, 4/14/33(4)	785	610
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	1,319	1,232
		5,041

Macau—0.4%
Sands China Ltd.
5.650%, 8/8/28	185	177
4.875%, 6/18/30	10	9
3.500%, 8/8/31	153	121
Studio City Finance Ltd. 144A 5.000%, 1/15/29(2)	1,215	942
		1,249

	Par Value(1)	Value

Mexico—7.3%
Banco Mercantil del Norte S.A. 144A 5.875% (2)(9)	$ 1,248	$ 1,117
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	617	551
Cemex SAB de C.V. 144A 9.125% (2)(9)	760	792
Comision Federal de Electricidad RegS 3.875%, 7/26/33(4)	3,424	2,590
Grupo Aeromexico SAB de C.V. 144A 8.500%, 3/17/27(2)	692	655
Petroleos Mexicanos
6.500%, 1/23/29	2,790	2,331
8.750%, 6/2/29	2,496	2,278
6.500%, 6/2/41	262	164
6.950%, 1/28/60	1,050	640
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	14,803	12,144
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(2)	303	267
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(2)	682	612
		24,141

Morocco—0.6%
OCP S.A. 144A 5.125%, 6/23/51(2)	2,703	1,933
Nigeria—0.2%
Access Bank plc 144A 6.125%, 9/21/26(2)	307	263
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	400	349
		612

Peru—1.4%
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(6)(10)	1,447	1,184
Petroleos del Peru S.A.
144A 5.625%, 6/19/47(2)	2,226	1,315
RegS 4.750%, 6/19/32(4)	3,272	2,277
		4,776

Saudi Arabia—2.0%
Gaci First Investment Co.
RegS 5.250%, 10/13/32(4)	5,382	5,382
RegS 4.875%, 2/14/35(4)	309	288
RegS 5.125%, 2/14/53(4)	1,082	904
		6,574

Singapore—0.1%
LMIRT Capital Pte Ltd. RegS 7.250%, 6/19/24(4)	590	395
South Africa—1.0%
Eskom Holdings SOC Ltd.
144A 7.125%, 2/11/25(2)	545	542
144A 8.450%, 8/10/28(2)	1,509	1,487
RegS 7.125%, 2/11/25(4)	200	199

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value

South Africa—continued
Prosus N.V. 144A 3.061%, 7/13/31(2)	$ 731	$ 567
Sasol Financing USA LLC 4.375%, 9/18/26	632	576
		3,371

Tanzania—0.2%
HTA Group Ltd. 144A 7.000%, 12/18/25(2)	538	525
Turkey—0.3%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	865	761
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	138	140
		901

Ukraine—0.3%
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(7)	3,633	964
State Savings Bank of Ukraine Via SSB #1 plc RegS 9.625%, 3/20/25(3)(4)(5)	105	97
		1,061

United Arab Emirates—2.2%
Abu Dhabi Crude Oil Pipeline LLC 144A 4.600%, 11/2/47(2)	751	654
DAE Funding LLC 144A 3.375%, 3/20/28(2)	612	552
DP World Ltd.
144A 6.850%, 7/2/37(2)	511	537
144A 4.700%, 9/30/49(2)	450	349
RegS 4.700%, 9/30/49(4)	500	387
DP World Salaam RegS 6.000% (4)(9)	2,145	2,112
MAF Global Securities Ltd. RegS 6.375% (4)(9)	517	498
MDGH GMTN RSC Ltd. 144A 5.875%, 5/1/34(2)	1,967	2,048
		7,137

Uzbekistan—0.9%
Uzauto Motors AJ
144A 4.850%, 5/4/26(2)	2,565	2,222
RegS 4.850%, 5/4/26(4)	697	604
		2,826

Venezuela—0.5%
Petroleos de Venezuela S.A. RegS 6.000%, 5/16/24(4)(7)	12,618	1,514
Vietnam—0.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	1,020	937
Total Corporate Bonds and Notes (Identified Cost $98,861)		87,292

	Shares	Value
Affiliated Mutual Funds—3.3%
Fixed Income Funds—3.3%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(11)(12)	613,333	$ 4,674
Virtus Stone Harbor Local Markets Fund Class I(11)(12)(13)	788,382	6,362
Total Affiliated Mutual Funds (Identified Cost $11,249)		11,036

	Par Value(1)
Credit Linked Notes—1.3%
Iraq—1.3%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(5)(10)	291,473 JPY	1,771
(Counterparty: BOA) 3.211%, 1/1/28(5)(10)	132,849 JPY	805
(Counterparty: BOA) 3.340%, 1/6/28(5)(10)	286,207 JPY	1,738
Total Credit Linked Notes (Identified Cost $6,793)		4,314

Total Long-Term Investments—97.5% (Identified Cost $348,622)		321,625

TOTAL INVESTMENTS—97.5% (Identified Cost $348,622)		$321,625
Other assets and liabilities, net—2.5%		8,191
NET ASSETS—100.0%		$329,816

Abbreviations:
DAC	Designated Activity Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities amounted to a value of $128,863 or 39.1% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of November 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
(6)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(7)	Security in default; no interest payments are being received.
(8)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(9)	No contractual maturity date.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Non-income producing.

Counterparties:
BOA	Bank of America
CITI	Citigroup Global Markets
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
Mexico	9%
Turkey	5
Saudi Arabia	5
United Arab Emirates	4
Indonesia	4
Chile	4
Qatar	4
Other	65
Total	100%
† % of total investments as of November 30, 2023.

Forward foreign currency exchange contracts as of November 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	316	USD	340	CITI	01/19/24	$ 4	$ —
EUR	833	USD	885	JPM	01/19/24	24	—
USD	902	EUR	831	CITI	01/19/24	—	(5)
USD	13,552	EUR	12,770	JPM	01/19/24	—	(379)
Total						$28	$ (384)
The following table summarizes the value of the Fund’s investments as of November 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$218,983	$ —	$218,983	$ —
Corporate Bonds and Notes	87,292	—	86,108	1,184
Credit Linked Notes	4,314	—	—	4,314
Affiliated Mutual Funds	11,036	11,036	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	28	—	28	—
Total Assets	321,653	11,036	305,119	5,498
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(384)	—	(384)	—
Total Liabilities	(384)	—	(384)	—
Total Investments	$321,269	$11,036	$304,735	$5,498
Securities held by the Fund with an end of period value of $1,184 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Securities held by the Fund with an end of period value of $38 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2023:	$ 5,059	$ 12	$ 5,042	$ 5
Accrued discount/(premium)	53	—	53	—
Net realized gain (loss)	(23)	(23)	—	—
Net change in unrealized appreciation (depreciation)(a)	88	86	(31)	33
Sales (b)	(825)	(75)	(750)	—
Transfers into Level 3(c)	1,184	1,184	—	—
Transfers from Level 3(c)	(38)	—	—	(38)
Balance as of November 30, 2023	$ 5,498	$ 1,184	$ 4,314	$ —
(a) The net change in unrealized appreciation (depreciation) on investments still held at November 30, 2023, was $(31).
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of November 30, 2023 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.9%
Aerospace & Defense—0.7%
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	$ 145	$ 145
144A 7.125%, 12/1/31(1)	5	5
		150

Airlines—2.9%
Air Canada 144A 3.875%, 8/15/26(1)	190	177
United Airlines, Inc. 144A 4.375%, 4/15/26(1)	187	178
VistaJet Malta Finance plc
144A 7.875%, 5/1/27(1)	374	316
144A 9.500%, 6/1/28(1)	7	6
		677

Building Products—4.0%
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	383	321
Specialty Building Products Holdings LLC 144A 6.375%, 9/30/26(1)	378	367
Summit Materials LLC 144A 7.250%, 1/15/31(1)	15	15
White Cap Buyer LLC 144A 6.875%, 10/15/28(1)	227	207
		910

Chemicals—4.5%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	397	373
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	119	123
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	263	245
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	119	123
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	208	175
		1,039

Consumer Products—2.8%
Coty, Inc. 144A 6.625%, 7/15/30(1)	85	85
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(1)	277	257
Newell Brands, Inc. 6.625%, 9/15/29	316	308
		650

Containers & Packaging—2.7%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	246	217
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	119	118
	Par Value	Value

Containers & Packaging—continued
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	$ 302	$ 274
		609

Drillers & Services—4.2%
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	283	266
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	150	150
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	175	167
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	278	263
Transocean, Inc. 144A 11.500%, 1/30/27(1)	115	120
		966

Electric—1.7%
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	385	389
Exploration & Production—5.4%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	189	194
144A 5.375%, 3/1/30(1)	55	51
Ascent Resources Utica Holdings LLC 144A 5.875%, 6/30/29(1)	265	244
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(1)	133	128
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	35	36
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	274	267
144A 5.750%, 2/1/29(1)	28	26
144A 6.000%, 4/15/30(1)	28	26
SM Energy Co.
5.625%, 6/1/25	133	131
6.500%, 7/15/28	122	119
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	30	30
		1,252

Financial & Lease—7.9%
Acrisure LLC
144A 7.000%, 11/15/25(1)	257	254
144A 6.000%, 8/1/29(1)	221	190
Alliant Holdings Intermediate LLC
144A 6.750%, 10/15/27(1)	278	266
144A 5.875%, 11/1/29(1)	140	127
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	305	329
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	394	344
OneMain Finance Corp.
3.500%, 1/15/27	141	126
6.625%, 1/15/28	105	102
UBS Group AG
144A 9.250%(1)(2)	40	42
See Notes to Financial Statements

Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value	Value

Financial & Lease—continued
144A 9.250%(1)(2)	$ 40	$ 42
		1,822

Food, Beverages & Tobacco—3.1%
Pilgrim’s Pride Corp. 3.500%, 3/1/32	459	372
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	400	342
		714

Gaming—3.2%
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	282	274
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	85	86
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	272	254
VICI Properties LP 144A 4.125%, 8/15/30(1)	128	111
		725

Health Care—7.9%
AdaptHealth LLC
144A 4.625%, 8/1/29(1)	114	90
144A 5.125%, 3/1/30(1)	96	77
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	367	307
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	402	316
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)(3)	403	259
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	295	287
144A 11.000%, 10/15/30(1)	75	75
Teva Pharmaceutical Finance Netherlands III B.V. 8.125%, 9/15/31	114	120
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	356	280
		1,811

Home Builders—3.9%
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	76	63
KB Home
4.800%, 11/15/29	97	88
7.250%, 7/15/30	114	115
Mattamy Group Corp. 144A 4.625%, 3/1/30(1)	222	196
MDC Holdings, Inc. 3.966%, 8/6/61	417	247
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	211	193
		902

Industrial Other—4.2%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	441	303
	Par Value	Value

Industrial Other—continued
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	$ 51	$ 52
144A 9.500%, 1/1/31(1)	51	55
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	30	25
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	260	256
United Rentals North America, Inc. 3.750%, 1/15/32	327	277
		968

Leisure—4.6%
Carnival Corp.
144A 7.625%, 3/1/26(1)	321	323
144A 6.000%, 5/1/29(1)	84	77
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	115	109
144A 7.750%, 2/15/29(1)	104	99
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	202	183
Royal Caribbean Cruises Ltd.
144A 11.625%, 8/15/27(1)	193	209
144A 5.500%, 4/1/28(1)	67	64
		1,064

Media Cable—8.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	182	74
Altice France S.A.
144A 5.125%, 1/15/29(1)	29	21
144A 5.125%, 7/15/29(1)	298	213
CCO Holdings LLC
144A 5.375%, 6/1/29(1)	115	107
144A 4.500%, 8/15/30(1)	519	445
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	419	287
144A 4.125%, 12/1/30(1)	322	229
DISH DBS Corp.
5.875%, 11/15/24	95	83
7.750%, 7/1/26	35	21
7.375%, 7/1/28	144	71
5.125%, 6/1/29	173	78
144A 5.250%, 12/1/26(1)	170	137
144A 5.750%, 12/1/28(1)	122	90
		1,856

Media Other—4.5%
CMG Media Corp. 144A 8.875%, 12/15/27(1)	428	343
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	512	365
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	336	331
		1,039

Midstream—6.7%
Antero Midstream Partners LP
144A 5.750%, 3/1/27(1)	130	127
144A 5.750%, 1/15/28(1)	157	152

See Notes to Financial Statements

Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value	Value

Midstream—continued
CNX Midstream Partners LP 144A 4.750%, 4/15/30(1)	$ 12	$ 10
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	206	181
Enbridge, Inc. 8.500%, 1/15/84	318	319
Ferrellgas LP 144A 5.375%, 4/1/26(1)	120	115
Genesis Energy LP
8.000%, 1/15/27	163	163
7.750%, 2/1/28	259	256
Hess Midstream Operations LP
144A 4.250%, 2/15/30(1)	45	40
144A 5.500%, 10/15/30(1)	189	178
		1,541

Refining—0.6%
Sunoco LP 4.500%, 4/30/30	143	129
Retail Food & Drug—0.6%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	149	139
Retail Non Food & Drug—3.1%
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)	254	222
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	183	134
144A 7.875%, 5/1/29(1)	162	92
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	273	257
		705

Satellite—2.4%
Hughes Satellite Systems Corp. 6.625%, 8/1/26	276	217
Intelsat Jackson Holdings S.A. Escrow 5.500%, 8/1/23(4)	464	—
Viasat, Inc. 144A 5.625%, 9/15/25(1)	339	324
		541

Services Other—3.7%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	200	178
GFL Environmental, Inc.
144A 4.750%, 6/15/29(1)	126	115
144A 4.375%, 8/15/29(1)	310	274
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	293	281
		848

Technology—1.3%
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	249	195
	Par Value	Value

Technology—continued
Rackspace Technology Global, Inc. 144A 3.500%, 2/15/28(1)	$ 261	$ 107
		302

Transport Other—1.2%
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)	167	147
144A 5.000%, 12/1/29(1)	169	130
		277

Total Corporate Bonds and Notes (Identified Cost $23,012)		22,025

	Shares
Common Stock—0.5%
Satellite—0.5%
Intelsat Emergence S.A.(4)(5)	4,347	112
Total Common Stock (Identified Cost $157)		112

Rights—0.0%
Satellite—0.0%
Intelsat Jackson Holdings S.A. Series A, 12/31/23(4)(5)	455	3
Intelsat Jackson Holdings S.A. Series B, 12/31/23(4)(5)	455	3
Total Rights (Identified Cost $—)		6

Total Long-Term Investments—96.4% (Identified Cost $23,169)		22,143

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.237%)(6)	199,269	199
Total Short-Term Investment (Identified Cost $199)		199

TOTAL INVESTMENTS—97.2% (Identified Cost $23,368)		$22,342
Other assets and liabilities, net—2.8%		636
NET ASSETS—100.0%		$22,978

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities amounted to a value of $18,409 or 80.1% of net assets.
(2)	No contractual maturity date.
(3)	Security in default; no interest payments are being received.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	85%
Canada	10
Switzerland	2
France	1
Netherlands	1
United Kingdom	1
Total	100%
† % of total investments as of November 30, 2023.
The following table summarizes the value of the Fund’s investments as of November 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$22,025	$ —	$22,025	$ —(1)
Equity Securities:
Common Stock	112	—	—	112
Rights	6	—	—	6
Money Market Mutual Fund	199	199	—	—
Total Investments	$22,342	$199	$22,025	$118

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using quoted prices (Level 1) at November 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stock	Rights
Investments in Securities
Balance as of May 31, 2023:	$ 111	$ 106	$ 5
Net change in unrealized appreciation (depreciation)(b)	7	6	1
Purchases	— (a)	— (a)	— (a)
Balance as of November 30, 2023	$ 118	$ 112	$ 6
(a) Amount is less than $500 (not in thousands).
(b) The net change in unrealized appreciation (depreciation) on investments still held at November 30, 2023, was $7.
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—95.0%
Brazil—15.0%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/25	3,470 BRL	$ 702
Series F 10.000%, 1/1/31	6,460 BRL	1,264
		1,966

Chile—1.1%
Bonos Tesoreria Pesos
5.000%, 3/1/35	60,000 CLP	65
144A, RegS 5.000%, 10/1/28(2)(3)	75,000 CLP	84
		149

China—5.8%
China Government Bond
2.850%, 6/4/27	100 CNY	14
3.130%, 11/21/29	1,880 CNY	272
2.890%, 11/18/31	2,040 CNY	290
3.720%, 4/12/51	1,160 CNY	184
		760

Colombia—6.5%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,891,000 COP	439
Titulos De Tesoreria
9.250%, 5/28/42	652,000 COP	137
7.250%, 10/26/50	1,685,000 COP	281
		857

Czech Republic—5.7%
Czech Republic
0.250%, 2/10/27	3,070 CZK	121
2.750%, 7/23/29	1,920 CZK	79
RegS 0.950%, 5/15/30(3)	7,920 CZK	289
RegS 4.200%, 12/4/36(3)	5,910 CZK	261
		750

Hungary—1.4%
Hungary Government Bond 4.750%, 11/24/32	77,000 HUF	190
Indonesia—11.0%
Indonesia Government Bond
8.375%, 3/15/24	4,200,000 IDR	272
9.000%, 3/15/29	2,120,000 IDR	150
8.250%, 6/15/32	480,000 IDR	34
8.375%, 3/15/34	2,938,000 IDR	212
8.250%, 5/15/36	3,500,000 IDR	251
7.500%, 5/15/38	6,508,000 IDR	445
8.375%, 4/15/39	970,000 IDR	71
		1,435

	Par Value(1)	Value

Malaysia—11.4%
Malaysia Government Bond
3.906%, 7/15/26	2,356 MYR	$ 511
3.885%, 8/15/29	135 MYR	29
2.632%, 4/15/31	2,220 MYR	438
3.582%, 7/15/32	2,220 MYR	466
4.893%, 6/8/38	220 MYR	52
		1,496

Mexico—10.0%
Mex Bonos Desarr
7.750%, 5/29/31	1,120 MXN	59
7.750%, 11/23/34	6,510 MXN	333
8.500%, 11/18/38	1,440 MXN	77
7.750%, 11/13/42	12,760 MXN	623
8.000%, 11/7/47	4,380 MXN	217
		1,309

Peru—2.3%
Bonos De Tesoreria
6.150%, 8/12/32	900 PEN	227
5.400%, 8/12/34	194 PEN	45
5.350%, 8/12/40	150 PEN	32
		304

Poland—4.6%
Poland Government Bond
2.500%, 7/25/26	55 PLN	13
2.750%, 4/25/28	305 PLN	69
1.750%, 4/25/32	2,740 PLN	517
		599

Romania—3.8%
Romania Government Bond
8.000%, 4/29/30	850 RON	196
4.750%, 10/11/34	1,630 RON	297
		493

South Africa—10.2%
Republic of South Africa
8.500%, 1/31/37	5,430 ZAR	223
6.500%, 2/28/41	24,190 ZAR	771
8.750%, 1/31/44	8,580 ZAR	337
		1,331

Thailand—5.4%
Thailand Government Bond
2.875%, 12/17/28	2,900 THB	83
3.775%, 6/25/32	3,300 THB	100
1.585%, 12/17/35	11,550 THB	280
3.300%, 6/17/38	5,950 THB	170
4.675%, 6/29/44	2,180 THB	73
		706

Uruguay—0.8%
Republica Orient Uruguay
8.250%, 5/21/31	3,200 UYU	76
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Uruguay—continued
144A 8.500%, 3/15/28(2)	1,000 UYU	$ 24
		100

Total Foreign Government Securities (Identified Cost $12,535)		12,445

Corporate Bonds and Notes—4.4%
Poland—4.4%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	2,500 PLN	574
Total Corporate Bonds and Notes (Identified Cost $622)		574

Total Long-Term Investments—99.4% (Identified Cost $13,157)		13,019

	Shares
Short-Term Investments—1.5%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.237%)(4)	114,784	115
Total Money Market Mutual Fund (Identified Cost $115)		115

	Par Value
Foreign Government Security—0.6%
Kazakhstan—0.6%
National Bank of Kazakhstan Note 0.000%, 12/13/23(5)	37,000 KZT	80
Total Foreign Government Security (Identified Cost $79)		80

Total Short-Term Investments (Identified Cost $194)		195

TOTAL INVESTMENTS—100.9% (Identified Cost $13,351)		$ 13,214
Other assets and liabilities, net—(0.9)%		(120)
NET ASSETS—100.0%		$ 13,094

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities amounted to a value of $108 or 0.8% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Brazil	15%
Malaysia	11
Indonesia	11
South Africa	10
Mexico	10
Poland	9
Colombia	6
Other	28
Total	100%
† % of total investments as of November 30, 2023.

See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
Forward foreign currency exchange contracts as of November 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	77	USD	16	JPM	01/03/24	$ —	$ — (1)
CNH	7,635	USD	1,056	JPM	12/05/23	13	—
CNH	4,750	USD	667	JPM	02/06/24	1	—
CZK	2,310	USD	104	JPM	12/06/23	—	(1)
CZK	4,950	USD	222	JPM	02/08/24	—	(1)
HUF	106,000	USD	285	GS	12/07/23	19	—
HUF	106,000	USD	305	GS	02/08/24	—	(4)
IDR	4,685,000	USD	300	JPM	12/08/23	2	—
INR	19,300	USD	232	JPM	12/11/23	—	— (1)
MXN	16,300	USD	932	JPM	01/17/24	—	(1)
PLN	310	USD	71	JPM	12/07/23	6	—
RON	415	USD	88	JPM	01/16/24	3	—
RSD	5,200	USD	47	JPM	12/13/23	1	—
THB	24,300	USD	657	GS	12/08/23	34	—
THB	9,850	USD	271	JPM	12/08/23	9	—
TRY	4,320	USD	143	JPM	01/19/24	— (1)	—
USD	1,059	CNH	7,635	JPM	12/05/23	—	(10)
USD	100	CZK	2,310	JPM	12/06/23	—	(4)
USD	307	HUF	106,000	GS	12/07/23	4	—
USD	71	PLN	310	JPM	12/07/23	—	(7)
USD	84	IDR	1,330,000	JPM	12/08/23	—	(2)
USD	23	THB	800	JPM	12/08/23	—	— (1)
USD	47	RSD	5,200	JPM	12/13/23	—	(1)
USD	386	BRL	1,937	JPM	01/03/24	—	(6)
USD	148	RON	695	JPM	01/16/24	—	(4)
USD	613	MXN	11,190	JPM	01/17/24	—	(26)
USD	81	COP	332,000	CITI	01/18/24	—	— (1)
USD	26	RUB	2,700	GS	01/18/24	—	(3)
USD	351	ZAR	6,530	JPM	01/22/24	6	—
USD	97	CZK	2,160	JPM	02/08/24	1	—
ZAR	5,400	USD	285	JPM	01/22/24	1	—
Total						$100	$ (70)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of November 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$12,525	$ —	$12,525
Corporate Bonds and Notes	574	—	574
Money Market Mutual Fund	115	115	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	100	—	100
Total Assets	13,314	115	13,199
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(70)	—	(70)
Total Liabilities	(70)	—	(70)
Total Investments	$13,244	$115	$13,129
There were no securities valued using significant unobservable inputs (Level 3) at November 30, 2023.
There were no transfers into or out of Level 3 related to securities held at November 30, 2023.
See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.2%
U.S. Treasury Bonds
2.500%, 2/15/46	$ 500	$ 347
3.625%, 2/15/53	300	256
U.S. Treasury Notes
2.000%, 8/15/25	300	286
2.750%, 2/15/28	300	282
3.625%, 5/31/28	200	194
1.250%, 8/15/31	725	579
2.875%, 5/15/32	500	448
Total U.S. Government Securities (Identified Cost $2,642)		2,392

Mortgage-Backed Securities—9.9%
Agency—7.5%
Federal National Mortgage Association
Pool #AR8557 3.000%, 7/1/27	12	12
TBA 2.500%, 12/1/53	3,000	2,429
TBA 5.000%, 12/1/53	500	481
		2,922

Non-Agency—2.4%
BBCMS Mortgage Trust
2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.242%, 3/15/37(2)(3)	75	69
2018-TALL, C (1 month Term SOFR + 1.318%, Cap N/A, Floor 1.271%) 144A 6.641%, 3/15/37(2)(3)	25	20
BB-UBS Trust 2012-TFT, A 144A 2.892%, 6/5/30(2)	53	46
BX Commercial Mortgage Trust
2019-IMC, A (1 month Term SOFR + 1.046%, Cap N/A, Floor 1.000%) 144A 6.369%, 4/15/34(2)(3)	150	149
2019-IMC, B (1 month Term SOFR + 1.346%, Cap N/A, Floor 1.300%) 144A 6.669%, 4/15/34(2)(3)	100	99
CLNY Trust 2019-IKPR, A (1 month Term SOFR + 1.243%, Cap N/A, Floor 1.243%) 144A 6.566%, 11/15/38(2)(3)	50	49
Commercial Mortgage Pass Through Certificates 2012-LTRT, A2 144A 3.400%, 10/5/30(2)	61	52
HMH Trust 2017-NSS, A 144A 3.062%, 7/5/31(2)	50	43
Hudsons Bay Simon JV Trust 2015-HB10, A10 144A 4.155%, 8/5/34(2)	125	109
JP Morgan Chase Commercial Mortgage Securities Trust
2006-LDP9, AMS 5.337%, 5/15/47	72	69
2014-DSTY, A 144A 3.429%, 6/10/27(2)	120	42
Morgan Stanley Capital I Trust 2019-BPR, D (1 month Term SOFR + 4.592%, Cap N/A, Floor 4.000%) 144A 9.913%, 5/15/36(2)(3)	75	70
	Par Value(1)	Value

Non-Agency—continued
Palisades Center Trust 2016-PLSD, A 144A 2.713%, 4/13/33(2)	$ 100	$ 54
Verus Securitization Trust 2021-3, A1 144A 1.046%, 6/25/66(2)(3)	63	51
		922

Total Mortgage-Backed Securities (Identified Cost $3,886)		3,844

Asset-Backed Securities—0.4%
Automobiles—0.3%
Santander Drive Auto Receivables Trust 2021-2, D 1.350%, 7/15/27	125	119
Credit Card—0.1%
Citibank Credit Card Issuance Trust 2017-A5, A5 (1 month Term SOFR + 0.734%) 6.069%, 4/22/26(3)	25	25
Total Asset-Backed Securities (Identified Cost $145)		144

Corporate Bonds and Notes—15.1%
Aerospace & Defense—0.1%
Boeing Co. (The) 5.150%, 5/1/30	55	55
Automotive—0.6%
General Motors Financial Co., Inc. 3.600%, 6/21/30	65	57
Hyundai Capital America
144A 3.000%, 2/10/27(2)	40	37
144A 2.100%, 9/15/28(2)	25	21
144A 6.500%, 1/16/29(2)	60	61
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	55	56
		232

Chemicals—0.2%
FMC Corp. 5.150%, 5/18/26	60	59
Electric—1.3%
AES Corp. (The) 5.450%, 6/1/28	65	65
Duke Energy Corp. 3.500%, 6/15/51	65	44
Electricite de France S.A. 144A 4.500%, 9/21/28(2)	65	62
Enel Finance International N.V. 144A 5.500%, 6/15/52(2)	65	57
Exelon Corp. 2.750%, 3/15/27	85	79
NSTAR Electric Co. 4.550%, 6/1/52	45	38
PacifiCorp. 5.350%, 12/1/53	85	72
See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Electric—continued
San Diego Gas & Electric Co. 5.350%, 4/1/53	$ 70	$ 66
		483

Exploration & Production—0.6%
BP Capital Markets America, Inc. 4.893%, 9/11/33	40	39
BP Capital Markets plc 4.375% (4)	30	29
Continental Resources, Inc. 4.375%, 1/15/28	65	61
Diamondback Energy, Inc. 6.250%, 3/15/33	85	88
		217

Financial & Lease—6.4%
Air Lease Corp.
5.850%, 12/15/27	65	65
3.000%, 2/1/30	20	17
American Express Co. 5.625%, 7/28/34	55	54
Bank of America Corp.
2.496%, 2/13/31	65	54
2.482%, 9/21/36	65	49
Bank of New York Mellon Corp. (The) 6.474%, 10/25/34	70	74
Barclays plc
2.852%, 5/7/26	45	43
2.279%, 11/24/27	65	58
Boston Properties LP 3.400%, 6/21/29	65	55
BPCE S.A. 144A 5.975%, 1/18/27(2)	65	65
Capital One Financial Corp.
2.618%, 11/2/32	65	49
6.377%, 6/8/34	40	39
Charles Schwab Corp. (The) 6.136%, 8/24/34	55	55
Citigroup, Inc.
4.450%, 9/29/27	25	24
6.174%, 5/25/34	80	79
CubeSmart LP 3.000%, 2/15/30	65	55
Deutsche Bank AG 2.129%, 11/24/26	85	78
Discover Bank 4.650%, 9/13/28	50	46
DNB Bank ASA 144A 1.605%, 3/30/28(2)	65	57
Fifth Third Bancorp. 1.707%, 11/1/27	65	57
Goldman Sachs Group, Inc. (The)
0.855%, 2/12/26	20	19
4.223%, 5/1/29	65	61
HSBC Holdings plc
1.589%, 5/24/27	20	18
2.804%, 5/24/32	105	84
JPMorgan Chase & Co.
5.350%, 6/1/34	20	20
6.254%, 10/23/34	60	63
	Par Value(1)	Value

Financial & Lease—continued
Subordinate Notes 3.625%, 12/1/27	$ 40	$ 38
KeyBank NA 4.900%, 8/8/32	85	69
Kimco Realty OP LLC 4.600%, 2/1/33	65	60
Mizuho Financial Group, Inc. 2.564%, 9/13/31	110	86
Morgan Stanley
5.164%, 4/20/29	40	39
2.484%, 9/16/36	110	83
Nomura Holdings, Inc. 2.172%, 7/14/28	130	111
Office Properties Income Trust 2.400%, 2/1/27	65	40
Societe Generale S.A. 144A 1.488%, 12/14/26(2)	85	77
Standard Chartered plc
144A 1.456%, 1/14/27(2)	20	18
144A 6.296%, 7/6/34(2)	20	20
144A 3.265%, 2/18/36(2)	20	15
Synchrony Financial
3.700%, 8/4/26	40	37
2.875%, 10/28/31	90	67
Truist Financial Corp. 7.161%, 10/30/29	60	63
UBS Group AG 144A 2.746%, 2/11/33(2)	130	101
US Bancorp 4.967%, 7/22/33	85	76
WEA Finance LLC 144A 2.875%, 1/15/27(2)	40	35
Wells Fargo & Co.
6.303%, 10/23/29	35	36
3.350%, 3/2/33	105	88
		2,497

Food, Beverages & Tobacco—0.4%
Conagra Brands, Inc. 1.375%, 11/1/27	65	56
Constellation Brands, Inc. 5.000%, 2/2/26	40	40
PepsiCo, Inc. 2.750%, 3/19/30	65	58
		154

Health Care—0.9%
Amgen, Inc.
5.150%, 3/2/28	40	40
5.650%, 3/2/53	45	44
CSL Finance plc 144A 4.750%, 4/27/52(2)	65	57
HCA, Inc. 5.200%, 6/1/28	40	40
Pfizer Investment Enterprises Pte Ltd.
4.750%, 5/19/33	40	39
5.110%, 5/19/43	80	77

See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Zimmer Biomet Holdings, Inc. 5.350%, 12/1/28	$ 55	$ 55
		352

Home Builders—0.2%
MDC Holdings, Inc. 2.500%, 1/15/31	75	58
Industrial Other—0.7%
Ashtead Capital, Inc. 144A 4.000%, 5/1/28(2)	65	60
Flowserve Corp. 3.500%, 10/1/30	40	34
Ingersoll Rand, Inc. 5.700%, 8/14/33	35	35
Jacobs Engineering Group, Inc. 6.350%, 8/18/28	20	20
Regal Rexnord Corp. 144A 6.050%, 4/15/28(2)	85	84
Veralto Corp. 144A 5.450%, 9/18/33(2)	55	55
		288

Lodging—0.1%
Marriott International, Inc. Series HH 2.850%, 4/15/31	65	54
Media Cable—0.2%
Charter Communications Operating LLC 6.484%, 10/23/45	65	60
Media Other—0.1%
Warnermedia Holdings, Inc. 5.050%, 3/15/42	65	54
Metals, Mining & Steel—0.1%
Glencore Funding LLC 144A 2.500%, 9/1/30(2)	65	53
Midstream—1.0%
Boardwalk Pipelines LP 4.800%, 5/3/29	40	38
Columbia Pipelines Operating Co. LLC 144A 5.927%, 8/15/30(2)	75	75
Enbridge, Inc. 2.500%, 2/14/25	65	63
Energy Transfer LP
6.400%, 12/1/30	20	21
6.000%, 6/15/48	65	62
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	60	59
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	65	62
		380

Refining—0.1%
Phillips 66 2.150%, 12/15/30	65	53
	Par Value(1)	Value

Restaurants—0.1%
McDonald’s Corp. 3.600%, 7/1/30	$ 40	$ 37
Retail Non Food & Drug—0.1%
Tapestry, Inc. 3.050%, 3/15/32	65	49
Services Other—0.4%
Equifax, Inc. 2.350%, 9/15/31	65	52
Waste Management, Inc. 2.950%, 6/1/41	65	47
Western Union Co. (The) 2.750%, 3/15/31	65	51
		150

Technology—1.0%
Arrow Electronics, Inc. 6.125%, 3/1/26	40	40
Broadcom, Inc. 144A 3.187%, 11/15/36(2)	90	69
Concentrix Corp. 6.650%, 8/2/26	55	55
Leidos, Inc. 5.750%, 3/15/33	65	65
Oracle Corp. 3.600%, 4/1/50	90	63
Texas Instruments, Inc. 5.000%, 3/14/53	65	63
TSMC Global Ltd. 144A 1.000%, 9/28/27(2)	40	34
		389

Wireless—0.3%
Sprint Capital Corp. 6.875%, 11/15/28	40	42
T-Mobile USA, Inc. 3.875%, 4/15/30	85	78
		120

Wirelines—0.2%
AT&T, Inc.
5.400%, 2/15/34	50	49
3.650%, 9/15/59	60	40
		89

Total Corporate Bonds and Notes (Identified Cost $6,277)		5,883

	Shares
Affiliated Mutual Funds—63.0%
Fixed Income Funds—63.0%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(5)(6)	252,038	1,921
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I(5)(6)	1,388,873	9,694
Virtus Stone Harbor High Yield Bond Fund Class I(5)(6)	1,761,384	11,872

See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
	Shares	Value
	Fixed Income Funds—continued
Virtus Stone Harbor Local Markets Fund Class I(5)(6)(7)	126,053	$ 1,017
	Total Affiliated Mutual Funds (Identified Cost $27,065)	24,504

	Total Long-Term Investments—94.6% (Identified Cost $40,015)	36,767

	TOTAL INVESTMENTS—94.6% (Identified Cost $40,015)	$36,767
	Other assets and liabilities, net—5.4%	2,097
	NET ASSETS—100.0%	$38,864

Abbreviations:
BTP	Italian Buonie
CDX.EM	Markit CDX® Emerging Markets Index
CDX.NA.HY	Markit’s North American High Yield CDX Index
HSBC	Hong Kong & Shanghai Bank
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
Nomura	Nomura Global Financial Products, Inc.
SOFR	Secured Overnight Financing Rate
TBA	To-be-announced

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities amounted to a value of $2,081 or 5.4% of net assets.
(3)	Variable rate security. Rate disclosed is as of November 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Non-income producing.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Exchange-traded futures contracts as of November 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
10 Year Euro-Bund Future	December 2023	1	$ 144	$ 2	$ —
10 Year U.S. Ultra Bond Future	March 2024	4	492	8	—
				$10	$ —
Short Contracts:
Euro-BTP Future	December 2023	(7)	(876)	—	(9)
5 Year U.S. Treasury Note Future	March 2024	(23)	(2,458)	—	(18)
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of November 30, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
10 Year U.K. Gilt Future	March 2024	(6)	$ (732)	$—	$ (8)
10 Year U.S. Treasury Note Future	March 2024	(58)	(6,368)	—	(45)
				—	(80)
Total				$10	$ (80)

Forward foreign currency exchange contracts as of November 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	340	USD	217	GS	12/06/23	$ 8	$ —
AUD	320	USD	204	JPM	12/06/23	8	—
AUD	360	USD	232	CITI	12/07/23	6	—
EUR	800	JPY	129,725	GS	12/04/23	—	(5)
EUR	210	GBP	182	CITI	12/06/23	—	(1)
EUR	180	SEK	2,059	GS	12/15/23	—	— (1)
GBP	182	EUR	210	GS	12/06/23	1	—
GBP	— (2)	USD	— (1)	CITI	12/06/23	—	— (1)
GBP	280	EUR	320	JPM	12/27/23	4	—
JPY	126,187	EUR	800	JPM	12/04/23	—	(19)
JPY	3,538	USD	24	CITI	12/04/23	—	— (1)
JPY	29,570	USD	199	CITI	12/06/23	1	—
JPY	15,780	USD	104	CITI	12/18/23	2	—
JPY	14,400	USD	96	GS	12/18/23	1	—
JPY	14,654	EUR	90	JPM	12/29/23	1	—
JPY	143,526	EUR	890	GS	01/12/24	4	—
SEK	2,072	EUR	180	JPM	12/15/23	1	—
SEK	2,059	USD	194	GS	12/15/23	2	—
SGD	290	USD	212	JPM	12/04/23	5	—
USD	215	SGD	290	JPM	12/04/23	—	(2)
USD	100	AUD	150	CITI	12/06/23	1	—
USD	194	AUD	300	GS	12/06/23	—	(4)
USD	233	AUD	360	CITI	12/07/23	—	(4)
USD	195	SEK	2,072	JPM	12/15/23	—	(2)
USD	237	EUR	224	JPM	01/19/24	—	(7)
USD	23	GBP	19	CITI	01/19/24	—	(1)
Total						$45	$ (45)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
(2)	Amount is less than 500 GBP (not in thousands).

Centrally cleared credit default swaps - buy protection(1) outstanding as of November 30, 2023 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.S40	Quarterly	1.000%	12/20/28	$(4,725)	$ 170	$ 221	$—	$ (52)
CDX.NA.HY.S41	Quarterly	5.000%	12/20/28	(6,287)	(308)	(43)	—	(264)
Total					$ (138)	$ 178	$—	$ (316)

See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of November 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 2,392	$ —	$ 2,392
Mortgage-Backed Securities	3,844	—	3,844
Asset-Backed Securities	144	—	144
Corporate Bonds and Notes	5,883	—	5,883
Affiliated Mutual Funds	24,504	24,504	—
Other Financial Instruments:
Futures Contracts	10	10	—
Forward Foreign Currency Exchange Contracts	45	—	45
Total Assets	36,822	24,514	12,308
Liabilities:
Other Financial Instruments:
Futures Contracts	(80)	(80)	—
Forward Foreign Currency Exchange Contracts	(45)	—	(45)
Centrally Cleared Credit Default Swaps	(138)	—	(138)
Total Liabilities	(263)	(80)	(183)
Total Investments	$36,559	$24,434	$12,125
There were no securities valued using significant unobservable inputs (Level 3) at November 30, 2023.
There were no transfers into or out of Level 3 related to securities held at November 30, 2023.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) November 30, 2023
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Allocation Fund	Stone Harbor Emerging Markets Debt Income Fund
Assets
Investment in securities at value(1)	$ 10,120	$ —	$ 310,589
Investment in affiliates at value(2)	—	1,768	11,036
Foreign currency at value(3)	—	—	— (a)
Cash	201	67	1,747
Cash pledged as collateral for swap contracts	—	—	310
Unrealized appreciation on forward foreign currency exchange contracts	—	—	28
Receivables
Investment securities sold	32	—	10,348
Fund shares sold	—	—	194
Dividends and interest	131	— (a)	4,835
Receivable from adviser	2	7	—
Tax reclaims	— (a)	—	45
Prepaid Trustees’ retainer	— (a)	—	6
Prepaid expenses	9	—	103
Other assets	1	— (a)	45
Total assets	10,496	1,842	339,286
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	—	—	384
Payables
Fund shares repurchased	—	—	1,298
Investment securities purchased	—	—	7,519
Investment advisory fees	—	—	131
Distribution and service fees	— (a)	— (a)	— (a)
Administration and accounting fees	1	1	28
Transfer agent and sub-transfer agent fees and expenses	—	1	—
Professional fees	19	16	6
Trustee deferred compensation plan	1	— (a)	45
Interest expense and/or commitment fees	— (a)	—	8
Other accrued expenses	6	2	51
Total liabilities	27	20	9,470
Net Assets	$ 10,469	$ 1,822	$ 329,816
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 15,881	$ 10,333	$ 852,107
Accumulated earnings (loss)	(5,412)	(8,511)	(522,291)
Net Assets	$ 10,469	$ 1,822	$ 329,816
Net Assets:
Class A	$ 96	$ 90	$ 90
Class I	$ 10,373	$ 1,732	$ 329,726
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	12,592	12,887	12,789
Class I	1,361,941	247,593	47,241,511
Net Asset Value and Redemption Price Per Share:*
Class A	$ 7.60	$ 6.98	$ 7.02
Class I	$ 7.62	$ 7.00	$ 6.98
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
November 30, 2023
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Allocation Fund	Stone Harbor Emerging Markets Debt Income Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 7.90	$ 7.25	$ 7.29
Maximum Sales Charge - Class A	3.75%	3.75%	3.75%
(1) Investment in securities at cost	$ 10,529	$ —	$ 337,373
(2) Investment in affiliates at cost	$ —	$ 1,653	$ 11,249
(3) Foreign currency at cost	$ —	$ —	$ —(a)

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
November 30, 2023
(Reported in thousands except shares and per share amounts)
	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund	Stone Harbor Strategic Income Fund
Assets
Investment in securities at value(1)	$ 22,342	$ 13,214	$ 12,263
Investment in affiliates at value(2)	—	—	24,504
Foreign currency at value(3)	—	12	420
Cash	703	501	4,560
Cash pledged as collateral for futures contracts	—	—	181
Cash pledged as collateral for swap contracts	—	—	469
Variation margin receivable on futures contracts	—	—	44
Unrealized appreciation on forward foreign currency exchange contracts	—	100	45
Receivables
Investment securities sold	22	2,509	—
Dividends and interest	397	284	95
Receivable from adviser	3	—	5
Tax reclaims	— (a)	16	1
Prepaid Trustees’ retainer	—	— (a)	1
Prepaid expenses	— (a)	10	6
Other assets	3	85	5
Total assets	23,470	16,731	42,599
Liabilities
Variation margin payable on cleared swaps	—	—	4
Due to broker	—	—	720
Unrealized depreciation on forward foreign currency exchange contracts	—	70	45
Payables
Fund shares repurchased	—	2,693	—
Investment securities purchased	453	847	2,927
Investment advisory fees	—	2	—
Distribution and service fees	— (a)	— (a)	— (a)
Administration and accounting fees	2	2	4
Transfer agent and sub-transfer agent fees and expenses	1	—	— (a)
Professional fees	17	21	18
Trustee deferred compensation plan	3	2	5
Interest expense and/or commitment fees	—	— (a)	— (a)
Other accrued expenses	16	—	12
Total liabilities	492	3,637	3,735
Net Assets	$ 22,978	$ 13,094	$ 38,864
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 61,149	$ 212,834	$ 45,721
Accumulated earnings (loss)	(38,171)	(199,740)	(6,857)
Net Assets	$ 22,978	$ 13,094	$ 38,864
Net Assets:
Class A	$ 129	$ 104	$ 100
Class I	$ 22,849	$ 12,990	$ 38,764
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	19,245	12,970	12,158
Class I	3,391,640	1,608,699	4,699,889
Net Asset Value and Redemption Price Per Share:*
Class A	$ 6.70	$ 8.03	$ 8.25
Class I	$ 6.74	$ 8.08	$ 8.25
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
November 30, 2023
(Reported in thousands except shares and per share amounts)
	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund	Stone Harbor Strategic Income Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 6.96	$ 8.34	$ 8.57
Maximum Sales Charge - Class A	3.75%	3.75%	3.75%
(1) Investment in securities at cost	$ 23,368	$ 13,351	$ 12,950
(2) Investment in affiliates at cost	$ —	$ —	$ 27,065
(3) Foreign currency at cost	$ —	$ 12	$ 422

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) SIX MONTHS ENDED November 30, 2023
($ reported in thousands)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Allocation Fund	Stone Harbor Emerging Markets Debt Income Fund
Investment Income
Dividends	$ 7	$ 2	$ 216
Dividends from affiliates	—	69	200
Interest	271	—	13,950
Foreign taxes withheld	(1)	—	(5)
Total investment income	277	71	14,361
Expenses
Investment advisory fees	34	8	1,060
Distribution and service fees, Class A	— (1)	— (1)	— (1)
Administration and accounting fees	8	5	183
Transfer agent fees and expenses	2	2	76
Sub-transfer agent fees and expenses, Class A	— (1)	—	— (1)
Sub-transfer agent fees and expenses, Class I	— (1)	1	21
Custodian fees	1	(8)	3
Printing fees and expenses	1	1	25
Professional fees	17	14	23
Interest expense and/or commitment fees	— (1)	— (1)	10
Registration fees	12	21	19
Trustees’ fees and expenses	— (1)	— (1)	17
Miscellaneous expenses	9	3	24
Total expenses	84	47	1,461
Less net expenses reimbursed and/or waived by investment adviser(2)	(44)	(47)	(179)
Net expenses	40	— (1)	1,282
Net investment income (loss)	237	71	13,079
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(184)	(1)	(46,026)
Investments in affiliates	—	(7)	—
Foreign currency transactions	—	—	(84)
Forward foreign currency exchange contracts	—	—	1,023
Swaps	—	—	875
Net change in unrealized appreciation (depreciation) on:
Investments	298	—	59,575
Investments in affiliates	—	62	272
Foreign currency transactions	—	—	12
Forward foreign currency exchange contracts	—	—	(1,306)
Swaps	—	—	(370)
Net realized and unrealized gain (loss) on investments	114	54	13,971
Net increase (decrease) in net assets resulting from operations	$ 351	$125	$ 27,050

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED November 30, 2023
($ reported in thousands)
	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund	Stone Harbor Strategic Income Fund
Investment Income
Dividends	$ 17	$ 13	$ 125
Dividends from affiliates	—	—	1,879
Interest	1,037	560	244
Foreign taxes withheld	—	(6)	—
Total investment income	1,054	567	2,248
Expenses
Investment advisory fees	65	59	118
Distribution and service fees, Class A	— (1)	— (1)	— (1)
Administration and accounting fees	17	12	26
Transfer agent fees and expenses	8	4	9
Sub-transfer agent fees and expenses, Class A	— (1)	—	—
Sub-transfer agent fees and expenses, Class I	2	1	1
Custodian fees	7	5	2
Printing fees and expenses	— (1)	1	2
Professional fees	15	19	18
Interest expense and/or commitment fees	— (1)	— (1)	— (1)
Registration fees	16	13	14
Trustees’ fees and expenses	4	1	2
Miscellaneous expenses	10	7	10
Total expenses	144	122	202
Less net expenses reimbursed and/or waived by investment adviser(2)	(61)	(43)	(149)
Net expenses	83	79	53
Net investment income (loss)	971	488	2,195
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(7,831)	(30)	(509)
Investments in affiliates	—	—	(1,900)
Foreign currency transactions	—	(298)	7
Foreign capital gains tax	—	— (1)	—
Forward foreign currency exchange contracts	—	(229)	(25)
Futures	—	—	668
Swaps	—	—	(244)
Net change in unrealized appreciation (depreciation) on:
Investments	8,933	1,940	214
Investments in affiliates	—	—	1,638
Foreign currency transactions	—	(1,260)	— (1)
Forward foreign currency exchange contracts	—	89	(19)
Futures	—	—	(83)
Swaps	—	—	(246)
Net realized and unrealized gain (loss) on investments	1,102	212	(499)
Net increase (decrease) in net assets resulting from operations	$ 2,073	$ 700	$ 1,696

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Stone Harbor Emerging Markets Bond Fund		Stone Harbor Emerging Markets Debt Allocation Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 237	$ 409	$ 71	$ 134
Net realized gain (loss)	(184)	(282)	(8)	(1,003)
Net change in unrealized appreciation (depreciation)	298	(59)	62	219
Increase (decrease) in net assets resulting from operations	351	68	125	(650)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(4)	(4)	—	(11)
Class I	(345)	(312)	—	(219)
Total dividends and distributions to shareholders	(349)	(316)	—	(230)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	— (1)	3	—	—
Class I	2,665	989	(695)	(4,976)
Increase (decrease) in net assets from capital transactions	2,665	992	(695)	(4,976)
Net increase (decrease) in net assets	2,667	744	(570)	(5,856)
Net Assets
Beginning of period	7,802	7,058	2,392	8,248
End of Period	$ 10,469	$ 7,802	$ 1,822	$ 2,392

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Stone Harbor Emerging Markets Debt Income Fund		Stone Harbor High Yield Bond Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 13,079	$ 36,334	$ 971	$ 5,920
Net realized gain (loss)	(44,212)	(157,005)	(7,831)	(4,391)
Payment by affiliates	—	—	—	1
Net change in unrealized appreciation (depreciation)	58,183	98,722	8,933	(1,189)
Increase (decrease) in net assets resulting from operations	27,050	(21,949)	2,073	341
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(5)	(7)	(13)	(6)
Class I	(24,225)	(40,443)	(2,037)	(4,729)
Total dividends and distributions to shareholders	(24,230)	(40,450)	(2,050)	(4,735)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	— (1)	2	(20)	61
Class I	(87,529)	(254,202)	(61,820)	(12,657)
Increase (decrease) in net assets from capital transactions	(87,529)	(254,200)	(61,840)	(12,596)
Net increase (decrease) in net assets	(84,709)	(316,599)	(61,817)	(16,990)
Net Assets
Beginning of period	414,525	731,124	84,795	101,785
End of Period	$ 329,816	$ 414,525	$ 22,978	$ 84,795

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Stone Harbor Local Markets Fund		Stone Harbor Strategic Income Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 488	$ 1,942	$ 2,195	$ 1,844
Net realized gain (loss)	(557)	(22,033)	(2,003)	177
Net change in unrealized appreciation (depreciation)	769	16,573	1,504	(1,565)
Increase (decrease) in net assets resulting from operations	700	(3,518)	1,696	456
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(4)	(5)
Class I	—	—	(1,896)	(2,245)
Total dividends and distributions to shareholders	—	—	(1,900)	(2,250)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	—	—	1	6
Class I	(3,045)	(58,145)	(3,247)	5,495
Increase (decrease) in net assets from capital transactions	(3,045)	(58,145)	(3,246)	5,501
Net increase (decrease) in net assets	(2,345)	(61,663)	(3,450)	3,707
Net Assets
Beginning of period	15,439	77,102	42,314	38,607
End of Period	$ 13,094	$ 15,439	$ 38,864	$ 42,314
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Payments from Affiliates	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Stone Harbor Emerging Markets Bond Fund
Class A
6/1/23 to 11/30/23(6)	$7.61	0.21	0.10	0.31	(0.32)	(0.32)	—	(0.01)	$7.60	4.22%	$ 96	1.25%	2.37%	5.68%	21%
6/1/22 to 5/31/23	7.89	0.41	(0.36)	0.05	(0.33)	(0.33)	—	(0.28)	7.61	0.71	96	1.25 (7)	2.25	5.49	31
4/11/22 (8) to 5/31/22	8.16	0.05	(0.22)	(0.17)	(0.10)	(0.10)	—	(0.27)	7.89	(2.10)	97	1.27 (9)	3.15	4.50	14 (10)
Class I
6/1/23 to 11/30/23(6)	$7.63	0.22	0.11	0.33	(0.34)	(0.34)	—	(0.01)	$7.62	4.38%	$ 10,373	1.00%	2.10%	5.93%	21%
6/1/22 to 5/31/23	7.91	0.43	(0.37)	0.06	(0.34)	(0.34)	—	(0.28)	7.63	0.91	7,706	1.00 (7)	2.21	5.75	31
6/1/21 to 5/31/22	9.25	0.40	(1.33)	(0.93)	(0.41)	(0.41)	—	(1.34)	7.91	(10.40)	6,961	1.02 (9)	3.21	4.49	14
6/1/20 to 5/31/21	8.17	0.45	1.10	1.55	(0.47)	(0.47)	—	1.08	9.25	19.25	6,694	1.01 (11)	3.46	4.99	55
6/1/19 to 5/31/20	8.82	0.42	(0.64)	(0.22)	(0.43)	(0.43)	—	(0.65)	8.17	(2.71)	5,666	1.01 (11)	1.95	4.68	168
6/1/18 to 5/31/19	8.80	0.45	0.03	0.48	(0.46)	(0.46)	—	0.02	8.82	5.71	13,078	1.01 (11)	2.15	5.21	63

Stone Harbor Emerging Markets Debt Allocation Fund
Class A
6/1/23 to 11/30/23(6)	$6.60	0.20	0.18	0.38	—	—	—	0.38	$6.98	5.76%	$ 90	0.25%	4.53%	5.93%	3%
6/1/22 to 5/31/23	7.51	0.27	(0.32)	(0.05)	(0.86)	(0.86)	—	(0.91)	6.60	(0.41)	85	0.25 (7)	2.30	3.95	48
4/11/22 (8) to 5/31/22	7.76	0.02	(0.27)	(0.25)	—	—	—	(0.25)	7.51	(3.22)	97	0.26	2.14	2.12	12 (10)
Class I
6/1/23 to 11/30/23(6)	$6.60	0.21	0.19	0.40	—	—	—	0.40	$7.00	6.06%	$ 1,732	— %	4.14%	6.26%	3%
6/1/22 to 5/31/23	7.51	0.21	(0.25)	(0.04)	(0.87)	(0.87)	—	(0.91)	6.60	(0.30)	2,307	0.02 (7)	2.00	3.03	48
6/1/21 to 5/31/22	9.32	0.21	(1.80)	(1.59)	(0.22)	(0.22)	—	(1.81)	7.51	(17.38)	8,151	—	1.48	2.37	12
6/1/20 to 5/31/21	8.61	0.20	0.86	1.06	(0.35)	(0.35)	—	0.71	9.32	12.26	18,807	0.02	1.32	2.13	29
6/1/19 to 5/31/20	8.95	0.27	(0.36)	(0.09)	(0.25)	(0.25)	—	(0.34)	8.61	(1.21)	31,267	0.03	1.22	2.98	21
6/1/18 to 5/31/19	9.25	0.33	(0.33)	—	(0.30)	(0.30)	—	(0.30)	8.95	0.20	28,213	0.05	1.21	3.70	38

Stone Harbor Emerging Markets Debt Income Fund
Class A
6/1/23 to 11/30/23(6)	$6.90	0.24	0.26	0.50	(0.38)	(0.38)	—	0.12	$7.02	7.54%	$ 90	1.01% (12)	1.09%	7.10%	66%
6/1/22 to 5/31/23	7.63	0.49	(0.65)	(0.16)	(0.57)	(0.57)	—	(0.73)	6.90	(1.96)	88	1.01 (7)	1.10	7.04	131
4/11/22 (8) to 5/31/22	8.06	0.06	(0.38)	(0.32)	(0.11)	(0.11)	—	(0.43)	7.63	(3.93)	95	1.02 (11)	1.10	6.09	104 (10)
Class I
6/1/23 to 11/30/23(6)	$6.91	0.25	0.26	0.51	(0.44)	(0.44)	—	0.07	$6.98	7.74%	$ 329,726	0.73% (12)	0.83%	7.41%	66%
6/1/22 to 5/31/23	7.63	0.51	(0.65)	(0.14)	(0.58)	(0.58)	—	(0.72)	6.91	(1.64)	414,437	0.73 (7)	0.82	7.27	131
6/1/21 to 5/31/22	9.82	0.46	(2.18)	(1.72)	(0.47)	(0.47)	—	(2.19)	7.63	(18.08)	731,029	0.74 (11)	0.75	4.96	104
6/1/20 to 5/31/21	8.92	0.51	0.85	1.36	(0.46)	(0.46)	—	0.90	9.82	15.31	1,396,895	0.73 (11)	0.73	5.18	106
6/1/19 to 5/31/20	9.73	0.47	(0.74)	(0.27)	(0.54)	(0.54)	—	(0.81)	8.92	(3.02)	1,094,713	0.72 (11)	0.72	4.89	118
6/1/18 to 5/31/19	9.99	0.56	(0.21)	0.35	(0.61)	(0.61)	—	(0.26)	9.73	3.82	1,212,774	0.71 (11)	0.71	5.81	104
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Payments from Affiliates	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Stone Harbor High Yield Bond Fund
Class A
6/1/23 to 11/30/23(6)	$6.95	0.24	0.13	0.37	(0.62)	(0.62)	—	(0.25)	$6.70	5.59%	$ 129	0.90%	1.60%	7.25%	12%
6/1/22 to 5/31/23	7.28	0.41	(0.42)	(0.01)	(0.32)	(0.32)	— (13)	(0.33)	6.95	(0.04)	155	0.90	1.04	5.85	37
4/11/22 (8) to 5/31/22	7.48	0.04	(0.15)	(0.11)	(0.09)	(0.09)	—	(0.20)	7.28	(1.38)	97	0.92 (11)	1.12	4.12	55 (10)
Class I
6/1/23 to 11/30/23(6)	$6.96	0.25	0.13	0.38	(0.60)	(0.60)	—	(0.22)	$6.74	5.83%	$ 22,849	0.65%	1.12%	7.49%	12%
6/1/22 to 5/31/23	7.28	0.42	(0.41)	0.01	(0.33)	(0.33)	— (13)	(0.32)	6.96	0.27	84,640	0.65 (7)	0.76	6.04	37
6/1/21 to 5/31/22	8.14	0.37	(0.85)	(0.48)	(0.38)	(0.38)	—	(0.86)	7.28	(6.11)	101,688	0.67 (11)	0.80	4.61	55
6/1/20 to 5/31/21	7.53	0.38	0.60	0.98	(0.37)	(0.37)	—	0.61	8.14	13.19	97,925	0.66 (11)	0.88	4.76	94
6/1/19 to 5/31/20	7.88	0.42	(0.34)	0.08	(0.43)	(0.43)	—	(0.35)	7.53	0.96	65,454	0.66 (11)	0.88	5.36	57
6/1/18 to 5/31/19	7.91	0.43	(0.02)	0.41	(0.44)	(0.44)	—	(0.03)	7.88	5.36	88,562	0.66 (11)	0.84	5.51	54

Stone Harbor Local Markets Fund
Class A
6/1/23 to 11/30/23(6)	$7.69	0.23	0.11	0.34	—	—	—	0.34	$8.03	4.42%	$ 104	1.25%	1.80%	5.95%	67%
6/1/22 to 5/31/23	7.51	0.47	(0.29)	0.18	—	—	—	0.18	7.69	2.40	100	1.19 (7)(11)	1.26	6.35	112
4/11/22 (8) to 5/31/22	7.71	0.05	(0.25)	(0.20)	—	—	—	(0.20)	7.51	(2.59)	97	1.27 (11)	1.53	5.24	67 (10)
Class I
6/1/23 to 11/30/23(6)	$7.72	0.24	0.12	0.36	—	—	—	0.36	$8.08	4.53%	$ 12,990	1.00%	1.55%	6.20%	67%
6/1/22 to 5/31/23	7.51	0.47	(0.26)	0.21	—	—	—	0.21	7.72	2.80	15,339	0.99 (7)(11)	1.08	6.35	112
6/1/21 to 5/31/22	9.03	0.41	(1.93)	(1.52)	—	—	—	(1.52)	7.51	(16.83)	77,005	1.01 (11)	1.14	4.87	67
6/1/20 to 5/31/21	8.34	0.40	0.29	0.69	—	—	—	0.69	9.03	8.27	160,992	1.01 (11)	1.04	4.60	95
6/1/19 to 5/31/20	8.30	0.47	(0.42)	0.05	(0.01)	(0.01)	—	0.04	8.34	0.59	329,596	0.96 (11)	0.96	5.53	103
6/1/18 to 5/31/19	8.64	0.51	(0.74)	(0.23)	(0.11)	(0.11)	—	(0.34)	8.30	(2.60)	719,558	0.90 (11)	0.90	6.28	101

Stone Harbor Strategic Income Fund
Class A
6/1/23 to 11/30/23(6)	$8.29	0.42	(0.10)	0.32	(0.36)	(0.36)	—	(0.04)	$8.25	3.95%	$ 100	0.50%	1.22%	10.05%	56%
6/1/22 to 5/31/23	8.68	0.36	(0.31)	0.05	(0.44)	(0.44)	—	(0.39)	8.29	0.71	99	0.54	1.21	4.33	99
4/11/22 (8) to 5/31/22	8.89	0.06	(0.24)	(0.18)	(0.03)	(0.03)	—	(0.21)	8.68	(1.98)	98	0.51	1.35	5.04	120 (10)
Class I
6/1/23 to 11/30/23(6)	$8.28	0.42	(0.08)	0.34	(0.37)	(0.37)	—	(0.03)	$8.25	4.20%	$ 38,764	0.25%	0.94%	10.24%	56%
6/1/22 to 5/31/23	8.69	0.39	(0.33)	0.06	(0.47)	(0.47)	—	(0.41)	8.28	0.86	42,215	0.29 (7)	0.91	4.64	99
6/1/21 to 5/31/22	9.64	0.28	(0.99)	(0.71)	(0.24)	(0.24)	—	(0.95)	8.69	(7.49)	38,509	0.24	1.13	3.01	120
6/1/20 to 5/31/21	9.13	0.37	0.54	0.91	(0.40)	(0.40)	—	0.51	9.64	10.05	31,550	0.07	1.13	3.84	13
6/1/19 to 5/31/20	9.58	0.38	(0.54)	(0.16)	(0.29)	(0.29)	—	(0.45)	9.13	(1.75)	30,622	0.08	1.12	3.99	7
6/1/18 to 5/31/19	9.64	0.37	(0.04)	0.33	(0.39)	(0.39)	—	(0.06)	9.58	3.58	32,489	0.06	1.09	3.94	8

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Inception date.
(9)	Includes borrowing costs of 0.02% to average net assets.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	Includes borrowing costs of 0.01% to average net assets.
(12)	Includes interest expense on borrowings.
(13)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) November 30, 2023
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 26 funds of the Trust are offered for sale, of which six (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified, except Stone Harbor Local Markets Fund which is non-diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Stone Harbor Emerging Markets Bond Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Emerging Markets Debt Allocation Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Emerging Markets Debt Income Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor High Yield Bond Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Local Markets Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Strategic Income Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Class I shares are sold without a front-end sales charge or CDSC.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
     •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

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Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
J.	Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government

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sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
K.	U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
L.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
M.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
N.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.

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November 30, 2023
O.	Credit Linked Notes
The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the six months ended November 30, 2023, the Stone Harbor Strategic Income Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. Cash deposited as margin is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for forward foreign currency contracts.”
During the six months ended November 30, 2023, the Stone Harbor Emerging Markets Debt Income Fund, Stone Harbor Local Markets Fund and Stone Harbor Strategic Income Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract “OTC swaps at value” for OTC swaps and as “Variation margin receivable on cleared swaps”. The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes are recorded as “Net Change in unrealized appreciation (depreciation) on swaps” in the Statement of Operations. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the six months ended November 30, 2023, Stone Harbor Emerging Markets Debt Income Fund and Stone Harbor Strategic Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at November 30, 2023:

Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$ 28	$100
Total Assets		$ 28	$100
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(384)	$ (70)
Total Liabilities		$(384)	$ (70)

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
Statement Line Description	Primary Risk	Stone Harbor Strategic Income Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$ 45
Variation margin receivable on futures contracts(1)	Interest rate contracts	10
Total Assets		$ 55
Liability Derivatives
Variation margin payable on cleared swaps(1)	Credit contracts	$(316)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	(45)
Variation margin receivable on futures contracts(1)	Interest rate contracts	(80)
Total Liabilities		$(441)

(1)	Represents cumulative appreciation (depreciation) on futures contracts and swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange-traded futures contracts and centrally cleared swap contracts. For OTC swap contracts, the value (including premiums) at November 30, 2023 is shown in the Statements of Assets and Liabilities.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended November 30, 2023:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$ 1,023	$ (229)
Swaps	Credit contracts	875	—
Total		$ 1,898	$ (229)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$ (1,306)	$ 89
Swaps	Credit contracts	(370)	—
Total		$ (1,676)	$ 89

Statement Line Description	Primary Risk	Stone Harbor Strategic Income Fund
Net Realized Gain (Loss) from
Futures	Interest rate contracts	$ 668
Forward foreign currency exchange contracts	Foreign currency contracts	(25)
Swaps	Credit contracts	(244)
Total		$ 399
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Interest rate contracts	$ (83)
Forward foreign currency exchange contracts	Foreign currency contracts	(19)
Swaps	Credit contracts	(246)
Total		$ (348)

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months November 30, 2023:
	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Forward Foreign Currency Exchange Purchase Contracts(2)	$ 2,889	$5,339
Forward Foreign Currency Exchange Sale Contracts(2)	25,172	3,189
Credit Default Swap Contracts - Sell Protection(2)	4,001	—

Stone Harbor Strategic Income Fund
Futures Contracts - Long Positions(1)	$ 14
Futures Contracts - Short Positions(1)	52
Forward Foreign Currency Exchange Purchase Contracts(2)	3,361
Forward Foreign Currency Exchange Sale Contracts(2)	2,954
Credit Default Swap Contracts - Buy Protection(2)	10,837
(1) Average unrealized for the period.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of November 30, 2023:

At November 30, 2023, the Funds’ derivative assets and liabilities (by type) are as follows:
	Stone Harbor Emerging Markets Debt Income Fund		Stone Harbor Local Markets Fund		Stone Harbor Strategic Income Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ —	$ —	$ —	$ —	$ 44	$ —
Forward foreign currency exchange contracts	28	384	100	70	45	45
Centrally cleared swaps	—	—	—	—	—	4
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$28	$384	$100	$70	$ 89	$ 49
Derivatives not subject to a MNA or similar agreement	—	—	—	—	(44)	(4)
Total assets and liabilities subject to a MNA	$28	$384	$100	$70	$ 45	$ 45

Stone Harbor Emerging Markets Debt Income Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Citigroup Global Markets	$ 4	$ (4)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	24	(24)	—	—	—
Total	$ 28	$ (28)	$ —	$ —	$ —
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$ 5	$ (4)	$ —	$ —	$ 1
JPMorgan Chase Bank N.A.	379	(24)	—	—	355
Total	$ 384	$ (28)	$ —	$ —	$ 356

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
Stone Harbor Local Markets Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Goldman Sachs & Co.	$ 57	$ (7)	$ —	$ —	$ 50
JPMorgan Chase Bank N.A.	43	(43)	—	—	—
Total	$ 100	$ (50)	$ —	$ —	$ 50
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$ —(2)	$ —	$ —	$ —	$ —(2)
Goldman Sachs & Co.	7	(7)	—	—	—
JPMorgan Chase Bank N.A.	63	(43)	—	—	20
Total	$ 70	$ (50)	$ —	$ —	$ 20

Stone Harbor Strategic Income Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Citigroup Global Markets	$ 10	$ (6)	$ —	$ —	$ 4
Goldman Sachs & Co	16	(9)	—	—	7
JPMorgan Chase Bank N.A	19	(19)	—	—	—
Total	$ 45	$ (34)	$ —	$ —	$ 11
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$ 6	$ (6)	$ —	$ —	$ —
Goldman Sachs & Co	9	(9)	—	—	—
JPMorgan Chase Bank N.A	30	(19)	—	—	11
Total	$ 45	$ (34)	$ —	$ —	$ 11

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
(2)	Amount is less than $500 (not in thousands).
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Alternative Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Stone Harbor Emerging Markets Bond Fund	0.85%
Stone Harbor Emerging Markets Debt Allocation Fund	0.70
Stone Harbor Emerging Markets Debt Income Fund	0.60
Stone Harbor High Yield Bond Fund	0.50
Stone Harbor Local Markets Fund	0.75
Stone Harbor Strategic Income Fund	0.55
During the six months ended November 30, 2023, the Stone Harbor Emerging Markets Debt Income Fund invested a portion of its assets in Stone Harbor Emerging Markets Bond Fund and Stone Harbor Local Markets Fund; Stone Harbor Strategic Income Fund invested a portion of its assets in Stone Harbor Emerging Market Bond Fund, Stone Harbor Emerging Markets Debt Income Fund, Stone Harbor High Yield Bond Fund and Stone Harbor Local Markets Fund; and Stone Harbor Emerging Markets Debt Allocation Fund invested a portion of its assets in Stone Harbor Emerging Markets Debt Income Fund and Stone Harbor Local Markets Fund, each an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by each Fund on the assets invested in the Stone Harbor Emerging Markets Bond Fund, Stone Harbor Emerging Markets Debt Income Fund, Stone Harbor High Yield Bond Fund and Stone Harbor Local Markets Fund. For the six months ended November 30, 2023, the waiver amounted to $10, $32 and $97 for Stone Harbor Emerging Markets Debt Allocation Fund, Stone Harbor Emerging Markets Debt Income Fund and Stone Harbor Strategic Income Fund, respectively. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.	Subadviser
Stone Harbor Investment Partners (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through September 30, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Institutional Class
Stone Harbor Emerging Markets Bond Fund	1.25%	1.00%
Stone Harbor Emerging Markets Debt Allocation Fund	1.10	0.85
Stone Harbor Emerging Markets Debt Income Fund	1.00	0.72
Stone Harbor High Yield Bond Fund	0.90	0.65
Stone Harbor Local Markets Fund	1.25	1.00
Stone Harbor Strategic Income Fund	0.95	0.70
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than those of funds managed by the Funds’ subadviser, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending November 30:

	Expiration
Fund	2024	2025	2026	2027	Total
Stone Harbor Emerging Markets Bond Fund
Class A	$ —	$ — (1)	$ 1	$ 1	$ 2
Class I	64	150	85	43	342
Stone Harbor Emerging Markets Debt Allocation Fund
Class A	—	—	1	1	2
Class I	158	239	51	37	485
Stone Harbor Emerging Markets Debt Income Fund
Class A	—	—	— (1)	— (1)	— (1)
Class I	—	94	438	147	679
Stone Harbor High Yield Bond Fund
Class A	—	— (1)	— (1)	1	1
Class I	76	136	100	60	372
Stone Harbor Local Markets Fund
Class A	—	—	— (1)	— (1)	— (1)
Class I	38	147	59	43	287
Stone Harbor Strategic Income Fund
Class A	—	— (1)	— (1)	— (1)	— (1)
Class I	157	258	69	52	536
(1)	Amount is less than $500 (not in thousands).
During the six months ended November 30, 2023, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A
Stone Harbor Emerging Markets Debt Allocation Fund	$ —(1)
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended November 30, 2023, it did not retain any net commissions for Class A shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a 12b-1 plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended November 30, 2023, the Funds incurred administration fees totaling $212 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended November 30, 2023, the Funds incurred transfer agent fees totaling $95 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At November 30, 2023, Virtus and its affiliates held shares of the following Funds, which may be redeemed at any time, that aggregated to the following:

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
	Shares	Aggregate Net Asset Value
Stone Harbor Emerging Markets Bond Fund
Class A	12,255	$ 93
Class I	890,782	6,788
Stone Harbor Emerging Markets Debt Allocation Fund
Class A	12,887	90
Class I	145,086	1,016
Stone Harbor High Yield Bond Fund
Class A	13,369	90
Class I	1,761,384	11,872
Stone Harbor Local Markets Fund
Class A	12,970	104
Class I	1,080,547	8,731
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended November 30, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Funds’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended November 30, 2023, is as follows:

	Value, beginning of period	Purchases (1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Emerging Markets Debt Allocation Fund
Affiliated Mutual Funds—97.0%(2)
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I(3)	$1,131	$69	$347	$(19)	$26	$ 860	123,180	$69	$—
Virtus Stone Harbor Local Markets Fund Class I(3),(4)	1,207	—	347	12	36	908	112,506	—	—
Total	$2,338	$69	$694	$ (7)	$62	$1,768		$69	$—

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
	Value, beginning of period	Purchases (1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Emerging Markets Debt Income Fund
Affiliated Mutual Funds—3.3%(5)
Virtus Stone Harbor Emerging Markets Bond Fund Class I(3)	$ 4,478	$200	$—	$—	$ (4)	$ 4,674	613,333	$200	$—
Virtus Stone Harbor Local Markets Fund Class I(3),(4)	6,086	—	—	—	276	6,362	788,382	—	—
Total	$10,564	$200	$—	$—	$272	$11,036		$200	$—

	Value, beginning of period	Purchases (1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Strategic Income Fund
Affiliated Mutual Funds—63.1%(6)
Virtus Stone Harbor Emerging Markets Bond Fund Class I(3)	$ 2,091	$ 227	$ 392	$ (82)	$ 77	$ 1,921	252,038	$ 93	$—
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I(3)	10,211	1,341	1,962	(1,033)	1,137	9,694	1,388,873	665	—
Virtus Stone Harbor High Yield Bond Fund Class I(3)	12,702	1,932	2,353	(769)	360	11,872	1,761,384	1,121	—
Virtus Stone Harbor Local Markets Fund Class I(3),(4)	1,097	68	196	(16)	64	1,017	126,053	—	—
Total	$26,101	$3,568	$4,903	$(1,900)	$1,638	$24,504		$1,879	$—
Footnote Legend:
(1)	Includes reinvested dividends from income and capital gain distributions.
(2)	The Stone Harbor Emerging Markets Debt Allocation Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At November 30, 2023, the Fund was the owner of record of less than 10% of all affiliated underlying funds.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Non-income producing.
(5)	The Stone Harbor Emerging Markets Debt Income Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At November 30, 2023, the Fund was the owner of record of 45% of the Virtus Stone Harbor Emerging Markets Bond Fund Class I shares and the owner of record of 49% of the Virtus Stone Harbor Local Markets Fund Class I shares.
(6)	The Stone Harbor Strategic Income Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At November 30, 2023, the Fund was the owner of record of 18% of the Virtus Stone Harbor Emerging Markets Bond Fund, the owner of record of 52% of the Virtus Stone Harbor High Yield Bond Fund Class I shares and the owner of record of less than 10% of all other affiliated underlying funds.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at November 30, 2023.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, and short-term securities) during the six months ended November 30, 2023, were as follows:
	Purchases	Sales
Stone Harbor Emerging Markets Bond Fund	$ 3,930	$ 1,675
Stone Harbor Emerging Markets Debt Allocation Fund	69	695
Stone Harbor Emerging Markets Debt Income Fund	226,198	311,349
Stone Harbor High Yield Bond Fund	3,837	65,960
Stone Harbor Local Markets Fund	9,483	11,095
Stone Harbor Strategic Income Fund	5,615	7,528
Purchases and sales of long-term U.S. government and agency securities during the six months ended November 30, 2023, were as follows:
	Purchases	Sales
Stone Harbor Strategic Income Fund	$16,365	$16,230
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Stone Harbor Emerging Markets Bond Fund				Stone Harbor Emerging Markets Debt Allocation Fund
	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023		Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	—	$ —	— (1)	$ 3	—	$ —	—	$ —
Reinvestment of distributions	— (1)	— (2)	— (1)	— (2)	—	—	—	—
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	—	—	—	—	—	—
Net Increase / (Decrease)	— (1)	$ —(2)	— (1)	$ 3	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	359	$ 2,724	89	$ 681	—	$ —	225	$ 1,557
Reinvestment of distributions	46	345	41	312	—	—	24	158
Shares repurchased and cross class conversions	(54)	(404)	(—) (1)	(4)	(102)	(695)	(986)	(6,691)
Net Increase / (Decrease)	351	$ 2,665	130	$ 989	(102)	$ (695)	(737)	$ (4,976)

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
	Stone Harbor Emerging Markets Debt Income Fund				Stone Harbor High Yield Bond Fund
	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023		Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	—	$ —	— (1)	$ 2	1	$ 4	10	$ 67
Reinvestment of distributions	— (1)	— (2)	— (1)	— (2)	1	5	— (1)	2
Shares repurchased and cross class conversions	—	—	—	—	(5)	(29)	(1)	(8)
Net Increase / (Decrease)	— (1)	$ —(2)	— (1)	$ 2	(3)	$ (20)	9	$ 61
Class I
Shares sold and cross class conversions	4,514	$ 30,870	16,016	$ 113,172	249	$ 1,693	165	$ 1,144
Reinvestment of distributions	3,034	20,664	4,966	34,660	308	2,036	680	4,729
Shares repurchased and cross class conversions	(20,241)	(139,063)	(56,826)	(402,034)	(9,321)	(65,549)	(2,654)	(18,530)
Net Increase / (Decrease)	(12,693)	$ (87,529)	(35,844)	$ (254,202)	(8,764)	$ (61,820)	(1,809)	$ (12,657)

	Stone Harbor Local Markets Fund				Stone Harbor Strategic Income Fund
	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023		Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	—	$ —	—	$ —	— (1)	$ 2	4	$ 30
Reinvestment of distributions	—	—	—	—	— (1)	— (2)	— (1)	— (2)
Shares repurchased and cross class conversions	—	—	—	—	(—) (1)	(1)	(3)	(24)
Net Increase / (Decrease)	—	$ —	—	$ —	— (1)	$ 1	1	$ 6
Class I
Shares sold and cross class conversions	25	$ 192	956	$ 6,962	338	$ 2,700	393	$ 3,251
Reinvestment of distributions	—	—	—	—	234	1,896	272	2,245
Shares repurchased and cross class conversions	(403)	(3,237)	(9,220)	(65,107)	(969)	(7,843)	(—) (1)	(1)
Net Increase / (Decrease)	(378)	$ (3,045)	(8,264)	$ (58,145)	(397)	$ (3,247)	665	$ 5,495
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of November 30, 2023, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Stone Harbor Emerging Markets Bond Fund	87%	3 *
Stone Harbor Emerging Markets Debt Allocation Fund	91	3 *
Stone Harbor Emerging Markets Debt Income Fund	55	4
Stone Harbor High Yield Bond Fund	90	3 *

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
	% of Shares Outstanding	Number of Accounts
Stone Harbor Local Markets Fund	70%	2 *
Stone Harbor Strategic Income Fund	100	1
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of the Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of the Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of the Fund’s assets. The securities of the Fund may be deemed to have a zero value. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At November 30, 2023, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
On April 11, 2022, the Funds were added to a $250,000 unsecured line of credit (“Credit Agreement”) with certain other affiliated funds. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to July 6, 2024. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended November 30, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the six months ended November 30, 2023. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Stone Harbor Emerging Markets Debt Income Fund	$8	$6,486	6.24%	7
Note 12. Federal Income Tax Information
($ reported in thousands)
At November 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stone Harbor Emerging Markets Bond Fund	$ 10,540	$ 70	$ (490)	$ (420)
Stone Harbor Emerging Markets Debt Allocation Fund	1,778	115	(125)	(10)
Stone Harbor Emerging Markets Debt Income Fund	363,588	1,884	(44,203)	(42,319)
Stone Harbor High Yield Bond Fund	23,669	321	(1,648)	(1,327)
Stone Harbor Local Markets Fund	14,040	200	(996)	(796)
Stone Harbor Strategic Income Fund	41,354	170	(4,895)	(4,725)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended May 31, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Stone Harbor Emerging Markets Bond Fund	$ 1,721	$ 2,959
Stone Harbor Emerging Markets Debt Allocation Fund	612	7,104
Stone Harbor Emerging Markets Debt Income Fund	186,618	194,399
Stone Harbor High Yield Bond Fund	1,354	26,065
Stone Harbor Local Markets Fund	120,699	73,868

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023
Fund	Short-Term	Long-Term
Stone Harbor Strategic Income Fund	$ 336	$ 774
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following are subsequent events requiring recognition or disclosure in these financial statements:
    On November 1, 2023, the Board voted to approve:
     •   A Plan of Liquidation for each of Virtus Stone Harbor Emerging Markets Debt Allocation Fund and Virtus Stone Harbor High Yield Bond Fund,
         pursuant to which each such Fund was liquidated on or about December 13, 2023.
     •   A Plan of Liquidation for Virtus Stone Harbor Strategic Income Fund, pursuant to which such Fund will be liquidated on or about January 30, 2024.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
STONE HARBOR EMERGING MARKETS BOND FUND, VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND AND VIRTUS STONE MARKET LOCAL MARKETS FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and the continuation of the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VAIA and Virtus Fixed Income Advisers, LLC, operating through its division, Stone Harbor Investment Partners (the “Subadviser”) with respect to the Funds. At meetings held on November 1, 2023, and November 13-15, 2023 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Funds it manages. The Board noted the affiliation of the Subadviser with VAIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VAIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VAIA under the Advisory Agreement; (e) any “fall-out” benefits to VAIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadviser or their affiliates from VAIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VAIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VAIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VAIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing the Funds’ subadvisers, including (a) VAIA’s ability to select and monitor the subadvisers; (b) VAIA’s ability to provide the services necessary to monitor subadviser’s(s’) compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VAIA and its affiliates to the Funds; (e) VAIA’s supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties through Board meetings, discussions and reports during the preceding

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
STONE HARBOR EMERGING MARKETS BOND FUND, VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND AND VIRTUS STONE MARKET LOCAL MARKETS FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued)
year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as the Subadviser’s investment strategy(ies). The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VAIA’s focus on the Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2023.
Virtus Stone Harbor Emerging Markets Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the fund underperformed its benchmark for the 1-, 5- and 10-year periods and outperformed its benchmark for the 3-year period.
Virtus Stone Harbor Emerging Markets Debt Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median for the 10-year period. The Board also noted that the fund underperformed its benchmark for the 1-, 5- and 10-year periods and outperformed its benchmark for the 3-year period.
Virtus Stone Market Local Markets Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the fund underperformed its benchmark for the 1-, 5- and 10-year periods and outperformed its benchmark for the 3-year period.
After reviewing these and related factors, including factors discussed with respect to any underperformance, the Board concluded that each Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
STONE HARBOR EMERGING MARKETS BOND FUND, VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND AND VIRTUS STONE MARKET LOCAL MARKETS FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued)
universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VAIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of each Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe. The Trustees considered the Funds’ expenses in connection with the review of Fund performance.
Virtus Stone Harbor Emerging Markets Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe.
Virtus Stone Harbor Emerging Markets Debt Income Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Stone Market Local Markets Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VAIA affiliates. In addition to the fees paid to VAIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VAIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VAIA, such profitability might be directly or indirectly shared by VAIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VAIA realizes economies of scale as the Funds’ assets grow. The Board noted that the expense caps were also in place for all of the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VAIA had agreed to implement an extension of each Fund’s expense cap through April 7, 2025. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
STONE HARBOR EMERGING MARKETS BOND FUND, VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND AND VIRTUS STONE MARKET LOCAL MARKETS FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued)
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current sizes of the Funds managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VAIA and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VAIA, there are no other direct benefits to the Subadviser or VAIA in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that no significant or reportable changes had been made to the Program during the Review Period and no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

Virtus Stone Harbor Emerging Markets Debt Allocation Fund
and Virtus Stone Harbor High Yield Bond Fund,
each a series of Virtus Opportunities Trust
Supplement dated December 14, 2023, to the Summary Prospectuses and the Virtus Opportunities Trust Statutory Prospectus and Statement of Additional Information (“SAI”) pertaining to the funds named above, each dated September 28, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective December 13, 2023, the Virtus Stone Harbor Emerging Markets Debt Allocation Fund and Virtus Stone Harbor High Yield Bond Fund (the “Funds”) were liquidated pursuant to their Plans of Liquidation. The Funds have ceased operations and are no longer available for sale. Accordingly, the Funds’ Summary Prospectuses are no longer valid, nor are references to the Funds in the Virtus Opportunities Trust Statutory Prospectus and SAI.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VOT 8470 SHIP EMDA and HYB Funds Closed (12/2023)

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8458	1-24

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Disclosure not required for open-end management investment companies.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	1/28/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	1/28/24

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	1/28/24

*	Print the name and title of each signing officer under his or her signature.